UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09815

THE ARBITRAGE FUNDS
(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY			10010
(Address of principal executive offices)			(Zip code)

John S. Orrico Water Island Capital, LLC 41 Madison Avenue 42nd Floor New York, NY 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-295-4485

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2016 – November 30, 2016

Item 1.   Reports to Stockholders.

Semi-Annual Report

November 30, 2016

The Arbitrage Fund

The Arbitrage Event-Driven Fund

The Arbitrage Credit Opportunities Fund

The Arbitrage Tactical Equity Fund

TABLE OF CONTENTS

The Arbitrage Fund
Portfolio Information	1
Portfolio of Investments	3
The Arbitrage Event-Driven Fund
Portfolio Information	15
Portfolio of Investments	17
The Arbitrage Credit Opportunities Fund
Portfolio Information	33
Portfolio of Investments	35
The Arbitrage Tactical Equity Fund
Portfolio Information	42
Portfolio of Investments	44
Statements of Assets and Liabilities	54
Statements of Operations	58
Statements of Changes in Net Assets	62
Financial Highlights
The Arbitrage Fund - Class R	66
The Arbitrage Fund - Class I	68
The Arbitrage Fund - Class C	70
The Arbitrage Fund - Class A	72
The Arbitrage Event-Driven Fund - Class R	74
The Arbitrage Event-Driven Fund - Class I	76
The Arbitrage Event-Driven Fund - Class C	78
The Arbitrage Event-Driven Fund - Class A	80
The Arbitrage Credit Opportunities Fund - Class R	82
The Arbitrage Credit Opportunities Fund - Class I	84
The Arbitrage Credit Opportunities Fund - Class C	86
The Arbitrage Credit Opportunities Fund - Class A	88
The Arbitrage Tactical Equity Fund - Class R	90
The Arbitrage Tactical Equity Fund - Class I	92
The Arbitrage Tactical Equity Fund - Class C	94
The Arbitrage Tactical Equity Fund - Class A	96
Notes to Financial Statements	98
Disclosure of Fund Expenses	125
Additional Information	128

The Arbitrage Fund  Portfolio Information

November 30, 2016 (Unaudited)

Performance (annualized returns as of November 30, 2016)

	One Year	Five Year	Ten Year	Since Inception*
Arbitrage Fund, Class R	3.34%	1.21%	2.86%	4.17%
Arbitrage Fund, Class I	3.64%	1.47%	3.09%	3.03%
Arbitrage Fund, Class C**	2.61%	N/A	N/A	0.71%
Arbitrage Fund, Class A***	3.33%	N/A	N/A	1.74%
S&P 500® Index	8.06%	14.45%	6.89%	4.57%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	0.32%	0.11%	0.84%	1.62%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 30 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R inception: 9/18/00; Class I inception: 10/17/03; Class C inception: 6/1/12; Class A inception: 6/1/13.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 2.50% on purchases up to $250,000. The shares are also subject to a deferred sales charge of up to 0.50% on purchases of $250,000 or more purchased without a front-end sales load and redeemed within 12 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 1.91%, 1.66%, 2.66% and 1.91%, respectively. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The S&P 500® Index is an unmanaged index consisting of 500 stocks.

The Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2016

The Arbitrage Fund  Portfolio Information (continued)

November 30, 2016 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of The Arbitrage Fund's investments in common stock as of the report date.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments

November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.32%
Aerospace & Defense - 0.49%
B/E Aerospace, Inc.	143,696	$8,627,508
Banks - 4.42%
Cascade Bancorp(a)	624,643	4,547,401
PrivateBancorp, Inc.(b)	890,654	41,664,794
SVG Capital Plc(a)	3,567,293	31,511,573
		77,723,768
Chemicals - 6.63%
Chemtura Corp.(a)(b)	1,050,279	34,606,693
Syngenta AG, ADR	353,652	27,026,086
Valspar Corp.(b)(c)	539,250	55,052,032
		116,684,811
Commercial Services - 5.25%
DirectCash Payments, Inc.	615,000	8,703,305
ExamWorks Group, Inc.(a)(d)(e)	983,873	34,484,749
LifeLock, Inc.(a)(c)	386,874	9,211,470
Monster Worldwide, Inc.(a)(d)(e)	1,002,500	3,408,500
Team Health Holdings, Inc.(a)	858,668	36,536,323
		92,344,347
Computers & Computer Services - 1.41%
Brocade Communications Systems, Inc.	945,530	11,667,840
Datalink Corp.(a)	380,591	4,262,619
Mentor Graphics Corp.(c)	241,196	8,815,714
		24,746,173
Construction Materials - 0.72%
Headwaters, Inc.(a)	534,949	12,678,291
Electric - 5.19%
Empire District Electric Co.	412,300	14,030,569
Talen Energy Corp.(a)	2,180,092	30,434,085
Westar Energy, Inc.(b)(c)	822,520	46,850,739
		91,315,393
Food - 2.29%
WhiteWave Foods Co.(a)(b)	732,635	40,360,862
Gas - 0.25%
Gas Natural, Inc.	350,762	4,384,525

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.32% (Continued)
Healthcare - Products - 6.60%
St Jude Medical, Inc.(b)(c)	1,466,421	$116,140,543
Healthcare - Services - 1.74%
Envision Healthcare Holdings, Inc.(a)	1,144,451	26,001,927
Universal American Corp.(a)	457,188	4,590,167
		30,592,094
Home Builders - 0.33%
WCI Communities, Inc.(a)	250,020	5,812,965
Home Furnishings - 2.38%
DTS, Inc.	105,800	4,492,268
Harman International Industries, Inc.(c)	341,754	37,377,635
		41,869,903
Insurance - 2.64%
Endurance Specialty Holdings Ltd.	503,987	46,467,601
Internet - 5.97%
Blue Nile, Inc.	400	16,128
LinkedIn Corp., Class A(a)(b)	538,094	105,057,473
		105,073,601
Machinery - Construction & Mining - 1.80%
Bradken Ltd.(a)	575,000	1,354,502
Joy Global, Inc.(b)	1,080,167	30,277,081
		31,631,583
Media - 3.75%
Media General, Inc.(a)	1,199,521	22,035,201
SAI Global Ltd.	1,098,586	3,837,216
Starz, Class A(a)	521,436	17,655,823
Time Warner, Inc.(c)	245,465	22,538,596
		66,066,836
Oil & Gas - 1.03%
InterOil Corp.(a)	373,212	18,138,103
Packaging & Containers - 0.39%
AEP Industries, Inc.	58,077	6,844,374

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.32% (Continued)
Pipelines - 1.56%
Columbia Pipeline Partners LP	1,059,388	$18,168,504
Spectra Energy Corp.	228,700	9,365,265
		27,533,769
Real Estate Investment Trusts - 0.91%
Post Properties, Inc.	245,018	15,931,070
Retail - 5.27%
Cabela's, Inc.(a)(c)	514,074	31,995,966
CST Brands, Inc.(b)	1,210,073	58,119,806
Moleskine SpA	1,026,599	2,611,298
		92,727,070
Savings & Loans - 2.00%
Astoria Financial Corp.	991,207	16,206,235
EverBank Financial Corp.(b)	980,000	18,914,000
		35,120,235
Semiconductors - 4.48%
Applied Micro Circuits Corp.(a)	538,367	4,710,712
Intersil Corp., Class A	245,800	5,444,470
Linear Technology Corp.	623,740	39,002,462
NXP Semiconductors N.V.(a)(c)	298,814	29,627,408
		78,785,052
Software - 2.72%
Interactive Intelligence Group, Inc.(a)	384,545	23,245,745
TubeMogul, Inc.(a)	1,760,421	24,645,894
		47,891,639
Telecommunications - 0.10%
Inteliquent, Inc.	76,998	1,743,235
TOTAL COMMON STOCKS (Cost $1,224,645,390)		1,237,235,351
RIGHTS - 0.46%
Casa Ley CVR, Expires 01/30/2018(a)(d)(e)	6,223,326	2,596,372
Chelsea Therapeutics CVR, Expires 03/31/2018(a)(d)(e)	2,389,273	—
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(a)(d)(e)	119,343	—
Leap Wireless International CVR, Expires 03/13/2017(a)(d)(e)	1,783,190	5,527,889
PDC CVR, Expires 12/31/2016(a)(d)(e)	6,223,326	—

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.46% (Continued)
Trius Therapeutics CVR, Expires 02/15/2017(a)(d)(e)	1,034,403	$—
TOTAL RIGHTS (Cost $11,220,382)		8,124,261

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a) - 0.02%
Call Options Purchased - 0.01%
Great Plains Energy, Inc.	12/2016	$30.00	666	$3,330
Rockwell Collins, Inc.	04/2017	100.00	447	140,805
TOTAL CALL OPTIONS PURCHASED (Cost $226,931)				144,135
Put Options Purchased - 0.01%
CBOE Holdings, Inc.	01/2017	65.00	1,000	60,000
Cvent, Inc.	12/2016	35.00	346	0
Mentor Graphics Corp.	04/2017	35.00	9	360
St Jude Medical, Inc.	12/2016	65.00	1,009	7,567
Westar Energy, Inc.	12/2016	50.00	1,180	14,750
TOTAL PUT OPTIONS PURCHASED (Cost $431,221)				82,677
TOTAL PURCHASED OPTIONS (Cost $658,152)				226,812

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 34.77%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.295	%(f)	551,227,769	$551,227,769
Time Deposit
State Street Bank Time Deposit			60,510,066	60,510,066
TOTAL SHORT-TERM INVESTMENTS (Cost $611,737,835)				611,737,835
Total Investments - 105.57% (Cost $1,848,261,759)				1,857,324,259
Liabilities in Excess of Other Assets - (5.57)%(g)				(97,913,092)
NET ASSETS - 100.00%				$1,759,411,167

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2016, the aggregate market value of those securities was $278,586,100, representing 15.83% of net assets.

(c)  Underlying security for a written/purchased call/put option.

(d)  Security considered illiquid. On November 30, 2016, the total market value of these securities was $46,017,510, representing 2.61% of net assets.

(e)  Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2016, the total market value of these securities was $46,017,510, representing 2.61% of net assets.

(f)  Rate shown is the 7-day effective yield as of November 30, 2016.

(g)  Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds' Board of Trustees. Information related to the Fund's illiquid securities as of November 30, 2016 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
01/30/2015	Casa Ley CVR	$6,316,054	$2,596,372	0.15%
06/24/2014	Chelsea Therapeutics CVR	—	—	0.00
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
05/20/2016	ExamWorks Group, Inc.	34,249,279	34,484,749	1.96
03/14/2014	Leap Wireless International CVR	4,600,630	5,527,889	0.31
08/09/2016	Monster Worldwide, Inc.	3,385,921	3,408,500	0.19
01/30/2015	PDC CVR	303,698	—	0.00
09/12/2013	Trius Therapeutics CVR	—	—	0.00
			$46,017,510	2.61%

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (11.26%)
Aerospace & Defense - (0.23%)
Rockwell Collins, Inc.	(44,542)	$(4,129,934)
Airlines - (0.27%)
Virgin America, Inc.	(85,000)	(4,802,500)
Banks - (1.66%)
Canadian Imperial Bank of Commerce	(325,730)	(25,625,179)
First Interstate BancSystem, Inc., Class A	(92,925)	(3,507,919)
		(29,133,098)
Distribution/Wholesale - (0.25%)
Ingram Micro, Inc., Class A	(115,644)	(4,329,711)
Electric - (0.29%)
Great Plains Energy, Inc.	(194,198)	(5,124,885)
Healthcare - Products - (2.75%)
Abbott Laboratories	(1,270,941)	(48,384,724)
Healthcare - Services - (1.48%)
Amsurg Corp.	(382,253)	(26,039,074)
Media - (0.76%)
Nexstar Broadcasting Group, Inc., Class A	(150,032)	(8,949,409)
Time Warner, Inc.	(48,000)	(4,407,360)
		(13,356,769)
Oil & Gas - (0.26%)
Exxon Mobil Corp.	(52,880)	(4,616,424)
Packaging & Containers - (0.21%)
Berry Plastics Group, Inc.	(72,582)	(3,612,406)
Pipelines - (0.54%)
Enbridge, Inc.	(225,511)	(9,480,482)
Real Estate Investment Trusts - (0.91%)
Mid-America Apartment Communities, Inc.	(173,998)	(15,943,437)
Savings & Loans - (0.90%)
New York Community Bancorp, Inc.	(991,064)	(15,837,203)
Semiconductors - (0.75%)
Analog Devices, Inc.	(144,770)	(10,747,725)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (11.26%) (Continued)
Semiconductors - (0.75%) (Continued)
MACOM Technology Solutions Holdings, Inc.	(49,963)	$(2,489,165)
		(13,236,890)
TOTAL COMMON STOCKS (Proceeds $196,074,223)		(198,027,537)
RIGHTS - 0.00%(a)
Chelsea Therapeutics CVR, Expires 03/31/2018	(1,100)	—
TOTAL RIGHTS (Proceeds $0)		—
TOTAL SECURITIES SOLD SHORT (Proceeds $196,074,223)		$(198,027,537)

(a)  Less than 0.005% of net assets.

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Cabela's, Inc.	12/2016	$60.00	(493)	$(118,320)
Harman International Industries, Inc.:
	12/2016	110.00	(793)	(11,895)
	01/2017	110.00	(911)	(36,440)
LifeLock, Inc.	01/2017	24.00	(1,062)	(5,310)
MACOM Technology Solutions Holdings, Inc.	12/2016	40.00	(80)	(76,000)
NXP Semiconductors N.V.:
	12/2016	97.50	(534)	(97,455)
	12/2016	98.00	(192)	(42,720)
	12/2016	98.50	(124)	(11,470)
	12/2016	99.00	(185)	(14,337)
	12/2016	99.50	(272)	(10,880)
	12/2016	100.00	(158)	(4,740)
	01/2017	97.50	(936)	(255,060)
	01/2017	100.00	(663)	(87,848)
Time Warner, Inc.:
	12/2016	87.50	(42)	(19,110)
	12/2016	90.00	(515)	(124,888)
	12/2016	90.50	(29)	(6,380)
	12/2016	91.00	(149)	(27,639)
	12/2016	91.50	(216)	(32,724)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
	12/2016	$92.00	(293)	$(37,358)
	12/2016	92.50	(316)	(32,232)
	12/2016	93.00	(311)	(26,590)
TOTAL WRITTEN CALL OPTIONS (Premiums received $1,108,655)				(1,079,396)
Written Put Options
CBOE Holdings, Inc.	01/2017	60.00	(1,000)	(27,500)
NXP Semiconductors N.V.:
	12/2016	97.50	(37)	(925)
	12/2016	100.00	(332)	(41,500)
Time Warner, Inc.:
	12/2016	85.00	(90)	(180)
	12/2016	87.50	(71)	(923)
	12/2016	89.00	(35)	(875)
	12/2016	90.00	(51)	(2,295)
Valspar Corp.	01/2017	105.00	(71)	(24,140)
TOTAL WRITTEN PUT OPTIONS (Premiums received $144,676)				(98,338)
TOTAL WRITTEN OPTIONS (Premiums received $1,253,331)				$(1,177,734)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	Goldman Sachs	7,171,900	Sale	12/15/2016	$5,294,185	$180,171
CAD	Goldman Sachs	14,745,500	Sale	12/15/2016	10,978,470	221,051
CHF	Goldman Sachs	5,022,200	Sale	12/15/2016	4,943,865	238,704
EUR	Goldman Sachs	27,968,898	Sale	12/15/2016	29,661,006	1,812,075
GBP	Goldman Sachs	47,980,500	Purchase	12/15/2016	60,052,843	1,122,804
GBP	Goldman Sachs	54,956,000	Sale	12/15/2016	68,783,444	4,432,304
SEK	Goldman Sachs	135,062,100	Purchase	12/15/2016	14,655,074	42,118
SEK	Goldman Sachs	135,062,100	Sale	12/15/2016	14,655,075	771,524
						$8,820,751

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	Goldman Sachs	130,400	Purchase	12/15/2016	$96,260	$(3,647)
CAD	Goldman Sachs	3,054,400	Purchase	12/15/2016	2,274,093	(53,326)
CHF	Goldman Sachs	4,721,600	Purchase	12/15/2016	4,647,954	(48,479)
EUR	Goldman Sachs	25,505,100	Purchase	12/15/2016	27,048,149	(1,481,599)
GBP	Goldman Sachs	6,218,300	Purchase	12/15/2016	7,782,883	(253,956)
GBP	Goldman Sachs	24,748,900	Sale	12/15/2016	30,975,954	(528,448)
						$(2,369,455)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Bermuda	2.64%
United Kingdom	1.79%
Netherlands	1.68%
Switzerland	1.53%
Singapore	1.03%
Canada	0.50%
Australia	0.30%
Italy	0.15%
United States	95.95%
Liabilities in Excess of Other Assets	(5.57)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AUD - Australian dollar

CAD - Canadian dollar

CHF - Swiss franc

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company

SEK - Swedish krona

SpA - Societa per Azione

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

The following table summarizes The Arbitrage Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2016:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$8,627,508	$—	$—	$8,627,508
Banks	77,723,768	—	—	77,723,768
Chemicals	116,684,811	—	—	116,684,811
Commercial Services	54,451,098	37,893,249	—	92,344,347
Computers & Computer Services	24,746,173	—	—	24,746,173
Construction Materials	12,678,291	—	—	12,678,291
Electric	91,315,393	—	—	91,315,393
Food	40,360,862	—	—	40,360,862
Gas	4,384,525	—	—	4,384,525
Healthcare - Products	116,140,543	—	—	116,140,543
Healthcare - Services	30,592,094	—	—	30,592,094
Home Builders	5,812,965	—	—	5,812,965
Home Furnishings	41,869,903	—	—	41,869,903
Insurance	46,467,601	—	—	46,467,601
Internet	105,073,601	—	—	105,073,601
Machinery - Construction & Mining	31,631,583	—	—	31,631,583
Media	66,066,836	—	—	66,066,836
Oil & Gas	18,138,103	—	—	18,138,103
Packaging & Containers	6,844,374	—	—	6,844,374
Pipelines	27,533,769	—	—	27,533,769
Real Estate Investment Trusts	15,931,070	—	—	15,931,070
Retail	92,727,070	—	—	92,727,070
Savings & Loans	35,120,235	—	—	35,120,235
Semiconductors	78,785,052	—	—	78,785,052
Software	47,891,639	—	—	47,891,639
Telecommunications	1,743,235	—	—	1,743,235
Rights	—	5,527,889	2,596,372	8,124,261
Purchased Options	226,812	—	—	226,812
Short-Term Investments	611,737,835	—	—	611,737,835
TOTAL	$1,811,306,749	$43,421,138	$2,596,372	$1,857,324,259

*  Refer to footnote 2 where leveling hierarchy is defined.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

Other Financial Instruments***	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$8,820,751	$—	$8,820,751
Liabilities
Common Stocks**	(198,027,537)	—	—	(198,027,537)
Written Options	(1,177,734)	—	—	(1,177,734)
Forward Foreign Currency Exchange Contracts	—	(2,369,455)	—	(2,369,455)
TOTAL	$(199,205,271)	$6,451,296	$0	$(192,753,975)

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short and forward foreign currency exchange contracts.

The Fund recognizes transfers between levels as of the beginning of the annual period in which the transfer occurred.

Transfers from Level 1 to Level 2 at November 30, 2016 in the amount of $12,882,488 were due to the application of fair value pricing pursuant to Fair Valuation procedures approved by the Board of Trustees. A market price for identical securities was not available.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2016:

Investments in Securities	Balance as of May 31, 2016	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016	Net change in Unrealized Appreciation/ (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at November 30, 2016
Rights	$2,853,976	$—	$(257,604)	$—	$—	$—	$—	$2,596,372	$(257,604)
Total	$2,853,976	$—	$(257,604)	$—	$—	$—	$—	$2,596,372	$(257,604)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

Other Financial Instruments	Balance as of May 31, 2016	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016	Net change in Unrealized Appreciation/ (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at November 30, 2016
Rights	$(65)	$—	$65	$—	$—	$—	$—	$—	$65
Total	$(65)	$—	$65	$—	$—	$—	$—	$—	$65

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio Information

November 30, 2016 (Unaudited)

Performance (annualized returns as of November 30, 2016)

	One Year	Five Year	Since Inception*
Arbitrage Event-Driven Fund, Class R	4.41%	0.22%	0.95%
Arbitrage Event-Driven Fund, Class I	4.63%	0.47%	1.19%
Arbitrage Event-Driven Fund, Class C**	3.65%	N/A	-0.52%
Arbitrage Event-Driven Fund, Class A***	4.42%	N/A	-0.59%
Bloomberg Barclays U.S. Aggregate Bond Index	2.17%	2.43%	2.82%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	0.32%	0.11%	0.11%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance, and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 30 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R and Class I inception: 10/1/10; Class C inception: 6/1/12; Class A inception: 6/1/13.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% on purchases up to $500,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $500,000 or more purchased without a front-end sales load and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 2.64%, 2.39%, 3.39% and 2.64%, respectively. The Advisor has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.69%, 1.44%, 2.44% and 1.69% for Class R, Class I, Class C and Class A, respectively, until at least September 30, 2017. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

The Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2016

The Arbitrage Event-Driven Fund  Portfolio Information (continued)

November 30, 2016 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of The Arbitrage Event-Driven Fund's investments in common stock, preferred stock, exchange-traded funds and corporate bonds as of the report date.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments

November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.56%
Aerospace & Defense - 0.50%
B/E Aerospace, Inc.	12,703	$762,688
Agriculture - 1.38%
Altria Group, Inc.	4,557	291,329
British American Tobacco Plc, Sponsored ADR	1,673	182,424
Reynolds American, Inc.	30,457	1,647,724
		2,121,477
Auto Parts & Equipment - 0.98%
Adient Plc(a)	27,944	1,496,681
Chemicals - 8.79%
Air Products & Chemicals, Inc.	10,640	1,537,055
Chemtura Corp.(a)	92,020	3,032,059
Linde AG, ADR	2,389	40,039
Linde AG	10,020	1,669,416
Syngenta AG, ADR(b)	31,022	2,370,701
Valspar Corp.(b)(c)	47,185	4,817,117
		13,466,387
Commercial Services - 2.90%
ExamWorks Group, Inc.(a)(d)(e)	4,084	143,144
LifeLock, Inc.(a)(c)	33,761	803,850
LSC Communications, Inc.	15,653	323,078
Team Health Holdings, Inc.(a)	74,531	3,171,294
		4,441,366
Computers & Computer Services - 2.58%
Accenture Plc, Class A	879	104,979
Brocade Communications Systems, Inc.	82,483	1,017,840
CGI Group, Inc., Class A(a)	2,159	102,272
EPAM Systems, Inc.(a)	661	43,560
Hewlett Packard Enterprise Co.(b)	74,183	1,765,555
International Business Machines Corp.	939	152,325
Mentor Graphics Corp.	21,102	771,278
		3,957,809
Diversified Financial Services - 0.54%
CBOE Holdings, Inc.(b)	11,947	823,148

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.56% (Continued)
Electric - 5.20%
Empire District Electric Co.	35,967	$1,223,957
Talen Energy Corp.(a)	190,246	2,655,834
Westar Energy, Inc.(b)(c)	71,752	4,086,994
		7,966,785
Food - 3.34%
Nomad Foods Ltd.(a)	99,807	939,184
SUPERVALU, Inc.(a)	123,649	573,731
WhiteWave Foods Co.(a)	65,494	3,608,065
		5,120,980
Healthcare - Products - 7.29%
St Jude Medical, Inc.(b)(c)	140,965	11,164,428
Home Furnishings - 2.13%
Harman International Industries, Inc.(c)	29,813	3,260,648
Household Products - 0.62%
Colgate-Palmolive Co.	3,964	258,571
Coty, Inc., Class A(a)	36,880	690,025
		948,596
Household Products/Wares - 0.52%
Church & Dwight Co., Inc.	6,047	264,798
Clorox Co.	2,325	268,677
Kimberly-Clark Corp.	2,315	267,637
		801,112
Insurance - 2.67%
Endurance Specialty Holdings Ltd.	44,324	4,086,673
Internet - 9.19%
Alibaba Group Holding Ltd., Sponsored ADR(a)(c)	3,500	329,070
LinkedIn Corp., Class A(a)(b)	51,635	10,081,217
Pandora Media, Inc.(a)	30,301	352,098
Twitter, Inc.(a)	3,800	70,262
Yahoo!, Inc.(a)(b)	79,172	3,247,635
		14,080,282
Machinery - Construction & Mining - 1.73%
Joy Global, Inc.	94,296	2,643,117

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.56% (Continued)
Media - 4.03%
CBS Corp., Class B, NVDR	17,143	$1,040,923
Comcast Corp., Class A	15,732	1,093,531
Starz, Class A(a)	45,487	1,540,190
Time Warner, Inc.(c)	21,126	1,939,789
Viacom, Inc., Class B	14,951	560,364
		6,174,797
Office/Business Equip - 0.66%
Xerox Corp.	108,422	1,013,746
Oil & Gas - 1.03%
InterOil Corp.(a)	32,557	1,582,270
Pharmaceuticals - 0.43%
Actelion Ltd.(a)	1,434	276,447
Depomed, Inc.(a)	20,180	385,438
		661,885
Real Estate Investment Trusts - 0.91%
Post Properties, Inc.	21,374	1,389,737
Retail - 4.68%
Cabela's, Inc.(a)(c)	44,861	2,792,149
CST Brands, Inc.(b)	80,496	3,866,223
Dunkin' Brands Group, Inc.	2,395	130,025
McDonald's Corp.	1,004	119,747
Popeyes Louisiana Kitchen, Inc.(a)	2,155	129,041
Restaurant Brands International, Inc.	2,438	115,878
Wendy's Co.	1,158	14,556
		7,167,619
Savings & Loans - 0.21%
Astoria Financial Corp.	19,571	319,986
Semiconductors - 2.80%
Cabot Microelectronics Corp.(b)	11,923	710,372
Intel Corp.	4,464	154,901
NXP Semiconductors N.V.(a)(c)	26,067	2,584,543
QUALCOMM, Inc.(c)	12,287	837,113
		4,286,929

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.56% (Continued)
Software - 1.35%
CA, Inc.	4,335	$138,547
Citrix Systems, Inc.(a)	10,767	933,822
Cornerstone OnDemand, Inc.(a)	23,772	853,652
Oracle Corp.	3,690	148,301
		2,074,322
Telecommunications - 0.10%
Inteliquent, Inc.	6,897	156,148
TOTAL COMMON STOCKS (Cost $101,230,450)		101,969,616
EXCHANGE-TRADED FUNDS - 1.28%
Equity Funds - 1.28%
Consumer Staples Select Sector SPDR® Fund	8,342	421,938
iShares® Russell 2000 Growth ETF	2,460	374,683
SPDR® S&P® Homebuilders ETF	23,354	790,533
Technology Select Sector SPDR® Fund	7,739	367,602
		1,954,756
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,915,288)		1,954,756
RIGHTS - 0.37%
Casa Ley CVR, Expires 01/30/2018(a)(d)(e)	891,084	371,761
Chelsea Therapeutics CVR, Expires 03/31/2018(a)(d)(e)	434,520	—
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(a)(d)(e)	34,500	—
Leap Wireless International CVR, Expires 03/13/2017(a)(d)(e)	64,802	200,886
PDC CVR, Expires 12/31/2016(a)(d)(e)	891,084	—
Trius Therapeutics CVR, Expires 02/15/2017(a)(d)(e)	103,378	—
TOTAL RIGHTS (Cost $1,115,035)		572,647

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 11.60%
Food - 0.09%
WhiteWave Foods Co.	10/01/2022	5.375%	$127,000	$140,018
Insurance - 2.19%
Ambac Assurance Corp.(f)	06/07/2020	5.100%	2,839,421	3,357,615

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 11.60% (Continued)
Media - 4.08%
LIN Television Corp.(b)	01/15/2021	6.375%	1,926,000	$1,993,410
RCN Telecom Services LLC / RCN Capital Corp.(f)	08/15/2020	8.500%	4,016,000	4,256,960
				6,250,370
Miscellaneous Manufacturing - 1.02%
Bombardier, Inc.(f)	03/15/2018	7.500%	1,232,000	1,318,240
LSB Industries, Inc.(g)	08/01/2019	8.500%	257,000	237,725
				1,555,965
Software - 1.23%
Rackspace Hosting, Inc.(f)	01/15/2024	6.500%	1,644,000	1,878,270
Telecommunications - 2.99%
Avaya, Inc.(f)	04/01/2019	7.000%	2,211,000	1,923,570
Frontier Communications Corp.	09/15/2020	8.875%	815,000	850,656
Sprint Communications, Inc.	12/01/2016	6.000%	1,814,000	1,814,000
				4,588,226
TOTAL CORPORATE BONDS & NOTES (Cost $17,368,653)				17,770,464
	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a) - 0.04%
Call Options Purchased - 0.03%
Alibaba Group Holding Ltd., Sponsored ADR	12/2016	$105.00	62	$465
Ambac Financial Group, Inc.	02/2017	25.00	147	23,153
Charter Communications, Inc., Class A	12/2016	300.00	40	2,300
Great Plains Energy, Inc.	12/2016	30.00	63	315
New York Community Bancorp, Inc.	01/2017	16.00	155	6,975
Rockwell Collins, Inc.	04/2017	100.00	39	12,285
TOTAL CALL OPTIONS PURCHASED (Cost $58,246)				45,493

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a) - 0.04% (Continued)
Put Options Purchased - 0.01%
Alibaba Group Holding Ltd., Sponsored ADR	01/2017	$95.00	35	$14,787
Cvent, Inc.	12/2016	35.00	31	0
St Jude Medical, Inc.	12/2016	65.00	95	713
Westar Energy, Inc.	12/2016	50.00	116	1,450
TOTAL PUT OPTIONS PURCHASED (Cost $32,570)				16,950
TOTAL PURCHASED OPTIONS (Cost $90,816)				62,443

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 26.58%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.295	%(h)	35,575,372	$35,575,372
Time Deposit
State Street Bank Time Deposit			5,138,784	5,138,784
TOTAL SHORT-TERM INVESTMENTS (Cost $40,714,156)				40,714,156
Total Investments - 106.43% (Cost $162,434,398)				163,044,082
Liabilities in Excess of Other Assets - (6.43)%(i)				(9,850,407)
NET ASSETS — 100.00%				$153,193,675

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2016, the aggregate market value of those securities was $27,271,063, representing 17.80% of net assets.

(c)  Underlying security for a written/purchased call/put option.

(d)  Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2016, the total market value of these securities was $715,791, representing 0.47% of net assets.

(e)  Security considered illiquid. On November 30, 2016, the total market value of these securities was $715,791, representing 0.47% of net assets.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

(f)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2016, these securities had a total value of $12,734,655 or 8.31% of net assets.

(g)  Interest rate will change at a future date. Interest rate shown reflects the rate in effect at November 30, 2016.

(h)  Rate shown is the 7-day effective yield as of November 30, 2016.

(i)  Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds' Board of Trustees. Information related to the Fund's illiquid securities as of November 30, 2016 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
01/30/2015	Casa Ley CVR	$904,361	$371,761	0.24%
06/24/2014	Chelsea Therapeutics CVR	—	—	0.00
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
05/23/2016	ExamWorks Group, Inc.	141,850	143,144	0.09
03/17/2014	Leap Wireless International CVR	167,189	200,886	0.13
01/30/2015	PDC CVR	43,485	—	0.00
09/12/2013	Trius Therapeutics CVR	—	—	0.00
			$715,791	0.46%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (20.82%)
Aerospace & Defense - (0.24%)
Rockwell Collins, Inc.	(3,938)	$(365,131)
Agriculture - (0.40%)
British American Tobacco Plc, Sponsored ADR	(5,586)	(609,097)
Auto Parts & Equipment - (0.80%)
BorgWarner, Inc.	(8,634)	(307,370)
Lear Corp.	(2,435)	(315,357)
Magna International, Inc.	(7,124)	(288,166)
Tenneco, Inc.	(5,336)	(314,557)
		(1,225,450)
Chemicals - (1.18%)
Praxair, Inc.	(14,977)	(1,801,733)
Commercial Services - (0.06%)
Quad/Graphics, Inc.	(3,451)	(97,077)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (20.82%) (Continued)
Computers & Computer Services - (1.26%)
CGI Group, Inc., Class A	(3,578)	$(169,490)
Computer Sciences Corp.	(14,694)	(890,897)
Genpact Ltd.	(5,638)	(134,917)
HP, Inc.	(23,853)	(367,336)
International Business Machines Corp.	(2,244)	(364,022)
		(1,926,662)
Construction Materials - (0.55%)
Armstrong World Industries, Inc.	(20,190)	(841,923)
Distribution/Wholesale - (0.25%)
Ingram Micro, Inc., Class A	(10,088)	(377,695)
Diversified Financial Services - (0.55%)
CME Group, Inc.	(3,826)	(431,994)
Intercontinental Exchange, Inc.	(7,380)	(408,852)
		(840,846)
Electric - (0.29%)
Great Plains Energy, Inc.	(16,940)	(447,047)
Food - (0.86%)
Conagra Brands, Inc.	(20,307)	(745,064)
Kroger Co.	(2,596)	(83,851)
SpartanNash Co.	(6,405)	(231,925)
Sprouts Farmers Market, Inc.	(3,710)	(74,237)
United Natural Foods, Inc.	(4,031)	(189,255)
		(1,324,332)
Healthcare - Products - (3.04%)
Abbott Laboratories	(122,219)	(4,652,877)
Healthcare - Services - (0.71%)
Aetna, Inc.	(8,364)	(1,094,346)
Household Products - (1.08%)
Procter & Gamble Co.	(20,128)	(1,659,755)
Insurance - (0.24%)
Ambac Financial Group, Inc.	(14,740)	(361,130)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (20.82%) (Continued)
Internet - (2.19%)
Alibaba Group Holding Ltd., Sponsored ADR	(24,372)	$(2,291,455)
F5 Networks, Inc.	(1,322)	(186,071)
Symantec Corp.	(33,063)	(806,407)
Twitter, Inc.	(3,800)	(70,262)
		(3,354,195)
Media - (2.21%)
Cable One, Inc.	(510)	(301,441)
Charter Communications, Inc., Class A	(3,926)	(1,080,867)
Time Warner, Inc.	(3,900)	(358,098)
Twenty-First Century Fox, Inc., Class A	(15,434)	(433,850)
Walt Disney Co.	(12,162)	(1,205,497)
		(3,379,753)
Office/Business Equip - (0.34%)
Canon, Inc., Sponsored ADR	(18,215)	(526,596)
Oil & Gas - (0.26%)
Exxon Mobil Corp.	(4,625)	(403,762)
Pharmaceuticals - (0.05%)
Actelion Ltd., Sponsored ADR	(1,500)	(73,224)
Real Estate Investment Trusts - (0.91%)
Mid-America Apartment Communities, Inc.	(15,179)	(1,390,852)
Retail - (0.53%)
Yum! Brands, Inc.	(12,869)	(815,766)
Savings & Loans - (0.20%)
New York Community Bancorp, Inc.	(19,571)	(312,745)
Semiconductors - (0.98%)
Entegris, Inc.	(32,411)	(581,777)
Intel Corp.	(13,835)	(480,075)
Microchip Technology, Inc.	(2,427)	(160,619)
Qorvo, Inc.	(2,523)	(134,753)
Texas Instruments, Inc.	(2,057)	(152,074)
		(1,509,298)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (20.82%) (Continued)
Telecommunications - (1.64%)
Cisco Systems, Inc.	(9,223)	$(275,030)
LogMeIn, Inc.	(17,503)	(1,765,178)
T-Mobile US, Inc.	(8,654)	(469,133)
		(2,509,341)
TOTAL COMMON STOCKS (Proceeds $31,388,344)		(31,900,633)
EXCHANGE-TRADED FUNDS - (2.31%)
Equity Funds - (2.31%)
Consumer Staples Select Sector SPDR® Fund	(19,834)	(1,003,204)
iShares® Nasdaq Biotechnology ETF	(1,067)	(292,433)
iShares® Russell 2000 ETF	(1,403)	(184,649)
Materials Select Sector SPDR® Fund	(29,880)	(1,492,207)
Technology Select Sector SPDR® Fund	(11,896)	(565,060)
		(3,537,553)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $3,516,952)		(3,537,553)
RIGHTS - 0.00%(a)
Chelsea Therapeutics CVR, Expires 03/31/2018	(200)	—
TOTAL RIGHTS (Proceeds $0)		—

(a)  Less than 0.005% of net assets.

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (0.19%)
Computers & Computer Services - (0.19%)
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	06/15/2023	5.450%	$(282,000)	$(293,855)
TOTAL CORPORATE BONDS (Proceeds $283,347)				(293,855)
TOTAL SECURITIES SOLD SHORT (Proceeds $35,188,643)				$(35,732,041)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Alibaba Group Holding Ltd., Sponsored ADR	12/2016	$110.00	(62)	$(93)
Cabela's, Inc.	12/2016	60.00	(44)	(10,560)
Harman International Industries, Inc.:
	12/2016	110.00	(69)	(1,035)
	01/2017	110.00	(78)	(3,120)
LifeLock, Inc.	01/2017	24.00	(93)	(465)
NXP Semiconductors N.V.:
	12/2016	97.50	(45)	(8,213)
	12/2016	98.00	(17)	(3,783)
	12/2016	98.50	(11)	(1,017)
	12/2016	99.00	(16)	(1,240)
	12/2016	99.50	(23)	(920)
	12/2016	100.00	(9)	(270)
	01/2017	97.50	(84)	(22,890)
	01/2017	100.00	(58)	(7,685)
Time Warner, Inc.:
	12/2016	87.50	(3)	(1,365)
	12/2016	90.00	(44)	(10,670)
	12/2016	90.50	(3)	(660)
	12/2016	91.00	(13)	(2,411)
	12/2016	91.50	(17)	(2,576)
	12/2016	92.00	(24)	(3,060)
	12/2016	92.50	(26)	(2,652)
	12/2016	93.00	(25)	(2,137)
TOTAL WRITTEN CALL OPTIONS (Premiums received $95,131)				(86,822)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Put Options
NXP Semiconductors N.V.:
	12/2016	$97.50	(3)	$(75)
	12/2016	100.00	(14)	(1,750)
QUALCOMM, Inc.	12/2016	65.00	(18)	(639)
Time Warner, Inc.:
	12/2016	85.00	(7)	(14)
	12/2016	87.50	(6)	(78)
	12/2016	89.00	(4)	(100)
	12/2016	90.00	(5)	(225)
Valspar Corp.	01/2017	105.00	(7)	(2,380)
TOTAL WRITTEN PUT OPTIONS (Premiums received $5,638)				(5,261)
TOTAL WRITTEN OPTIONS (Premiums received $100,769)				$(92,083)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Micro Focus International Plc	Received 1 Month- LIBOR minus 45 bps	11/30/2017	$100,610	$0

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CHF	Goldman Sachs	28,000	Purchase	12/15/2016	$27,563	$40
CHF	Goldman Sachs	127,300	Sale	12/15/2016	125,313	1,444
GBP	Goldman Sachs	4,207,700	Purchase	12/15/2016	5,266,397	104,919
GBP	Goldman Sachs	5,077,300	Sale	12/15/2016	6,354,796	412,743
SEK	Goldman Sachs	12,096,300	Purchase	12/15/2016	1,312,523	3,772
SEK	Goldman Sachs	12,096,300	Sale	12/15/2016	1,312,525	69,947
						$592,865
Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
CHF	Goldman Sachs	72,900	Purchase	12/15/2016	$71,763	$(339)
GBP	Goldman Sachs	869,600	Purchase	12/15/2016	1,088,400	(38,718)
						$(39,057)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Bermuda	2.67%
Switzerland	1.73%
Netherlands	1.69%
Germany	1.12%
Ireland	1.05%
Singapore	1.03%
Canada	1.01%
United Kingdom	0.73%
China	0.21%
United States	95.19%
Liabilities in Excess of Other Assets	(6.43)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points

CHF - Swiss franc

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

GBP - British pound

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NVDR - Non-Voting Depository Receipt

Plc - Public Limited Company

SEK - Swedish krona

SPDR - Standard & Poor's Depositary Receipt

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

The following table summarizes The Arbitrage Event-Driven Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2016:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$762,688	$—	$—	$762,688
Agriculture	2,121,477	—	—	2,121,477
Auto Parts & Equipment	1,496,681	—	—	1,496,681
Chemicals	13,466,387	—	—	13,466,387
Commercial Services	4,298,222	143,144	—	4,441,366
Computers & Computer Services	3,957,809	—	—	3,957,809
Diversified Financial Services	823,148	—	—	823,148
Electric	7,966,785	—	—	7,966,785
Food	5,120,980	—	—	5,120,980
Healthcare - Products	11,164,428	—	—	11,164,428
Home Furnishings	3,260,648	—	—	3,260,648
Household Products	948,596	—	—	948,596
Household Products/Wares	801,112	—	—	801,112
Insurance	4,086,673	—	—	4,086,673
Internet	14,080,282	—	—	14,080,282
Machinery - Construction & Mining	2,643,117	—	—	2,643,117
Media	6,174,797	—	—	6,174,797
Office/Business Equip	1,013,746	—	—	1,013,746
Oil & Gas	1,582,270	—	—	1,582,270
Pharmaceuticals	661,885	—	—	661,885
Real Estate Investment Trusts	1,389,737	—	—	1,389,737
Retail	7,167,619	—	—	7,167,619
Savings & Loans	319,986	—	—	319,986
Semiconductors	4,286,929	—	—	4,286,929
Software	2,074,322	—	—	2,074,322
Telecommunications	156,148	—	—	156,148
Exchange-Traded Funds	1,954,756	—	—	1,954,756
Rights	—	200,886	371,761	572,647
Corporate Bonds**	—	17,770,464	—	17,770,464
Purchased Options	62,443	—	—	62,443
Short-Term Investments	40,714,156	—	—	40,714,156
TOTAL	$144,557,827	$18,114,494	$371,761	$163,044,082

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

Other Financial Instruments***	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$592,865	$—	$592,865
Liabilities
Common Stocks**	(31,900,633)	—	—	(31,900,633)
Exchange-Traded Funds	(3,537,553)	—	—	(3,537,553)
Corporate Bonds**	—	(293,855)	—	(293,855)
Written Options	(92,083)	—	—	(92,083)
Forward Foreign Currency Exchange Contracts	—	(39,057)	—	(39,057)
TOTAL	$(35,530,269)	$259,953	$0	$(35,270,316)

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The Fund recognizes transfers between levels as of the beginning of the annual period in which the transfer occurred.

Transfers from Level 1 to Level 2 at November 30, 2016 in the amount of $1,246,217 were due to the application of fair value pricing pursuant to Fair Valuation procedures approved by the Board of Trustees. A market price for identical securities was not available.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2016:

Investments in Securities	Balance as of May 31, 2016	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016	Net change in Unrealized Depreciation included in the Statement of Operations attributable to Level 3 investments held at November 30, 2016
Rights	$409,795	$(38,034)	$—	$—	$—	$—	$371,761	$(38,034)
Total	$409,795	$(38,034)	$—	$—	$—	$—	$371,761	$(38,034)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

Other Financial Instruments	Balance as of May 31, 2016	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016	Net change in Unrealized Appreciation included in the Statement of Operations attributable to Level 3 investments held at November 30, 2016
Rights	$(12)	$12	$—	$—	$—	$—	$—	$12
Total	$(12)	$12	$—	$—	$—	$—	$—	$12

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund  Portfolio Information

November 30, 2016 (Unaudited)

Performance (annualized returns as of November 30, 2016)

	One Year	Since Inception*
Arbitrage Credit Opportunities Fund, Class R	3.96%	2.25%
Arbitrage Credit Opportunities Fund, Class I	4.12%	2.46%
Arbitrage Credit Opportunities Fund, Class C**	3.11%	1.53%
Arbitrage Credit Opportunities Fund, Class A***	3.90%	1.98%
Bloomberg Barclays U.S. Aggregate Bond Index	2.17%	1.69%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	0.32%	0.12%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 60 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R, Class I and Class C inception: 10/1/12; Class A inception: 6/1/13.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% on purchases up to $500,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $500,000 or more purchased without a front-end sales load and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 1.95%, 1.70%, 2.70% and 1.95%, respectively. The Advisor has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.50%, 1.25%, 2.25% and 1.50% for Class R, Class I, Class C and Class A, respectively, until at least September 30, 2017. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

The Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2016

The Arbitrage Credit Opportunities Fund  Portfolio Information (continued)

November 30, 2016 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of The Arbitrage Credit Opportunities Fund's investments in corporate bonds and convertible corporate bonds as of the report date.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund  Portfolio of Investments

November 30, 2016 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 56.76%
Chemicals - 1.04%
Ashland LLC	04/15/2018	3.875%	$562,000	$573,240
Coal - 1.18%
Peabody Energy Corp.(a)(b)	03/15/2022	10.000%	750,000	646,875
Computers & Computer Services - 1.99%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.(a)(c)	06/15/2021	5.875%	1,039,000	1,094,966
Electric - 1.84%
GenOn Energy, Inc.(c)	06/15/2017	7.875%	1,401,000	1,008,720
Entertainment - 2.79%
Scientific Games Corp.	09/15/2018	8.125%	828,000	833,175
Scientific Games International, Inc.
	05/15/2021	6.625%	381,000	306,705
	12/01/2022	10.000%	416,000	390,000
				1,529,880
Food - 8.50%
Bumble Bee Holdco., SCA, PIK (10.38% PIK)(a)(d)	03/15/2018	9.625%	250,000	245,000
Bumble Bee Holdings, Inc.(a)(c)	12/15/2017	9.000%	1,807,000	1,784,412
Simmons Foods, Inc.(a)	10/01/2021	7.875%	873,000	883,913
WhiteWave Foods Co.	10/01/2022	5.375%	1,589,000	1,751,872
				4,665,197
Home Builders - 1.77%
WCI Communities, Inc.	08/15/2021	6.875%	925,000	971,250
Insurance - 4.53%
Ambac Assurance Corp.(a)	06/07/2020	5.100%	2,101,283	2,484,767
Machinery - Construction & Mining - 1.00%
Terex Corp.	05/15/2021	6.000%	540,000	546,750
Media - 6.02%
LIN Television Corp.	01/15/2021	6.375%	753,000	779,355
RCN Telecom Services LLC / RCN Capital Corp.(a)	08/15/2020	8.500%	2,381,000	2,523,860
				3,303,215

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 56.76% (Continued)
Miscellaneous Manufacturing - 5.46%
Bombardier, Inc.(a)
	03/15/2018	7.500%	$1,744,000	$1,866,080
	12/01/2021	8.750%	1,000,000	992,500
LSB Industries, Inc.	08/01/2019	8.500%	151,000	139,675
				2,998,255
Pharmaceuticals - 1.30%
Valeant Pharmaceuticals International, Inc.(a)	08/15/2018	6.750%	750,000	711,094
Retail - 8.79%
CST Brands, Inc.	05/01/2023	5.000%	1,463,000	1,514,205
Neiman Marcus Group Ltd. LLC(a)	10/15/2021	8.000%	836,000	660,440
Rite Aid Corp.(c)	03/15/2020	9.250%	1,000,000	1,046,250
Rite Aid Corp.(a)(c)	04/01/2023	6.125%	1,500,000	1,603,350
				4,824,245
Software - 3.75%
Rackspace Hosting, Inc.(a)	01/15/2024	6.500%	1,800,000	2,056,500
Telecommunications - 6.80%
Avaya, Inc.(a)	04/01/2019	7.000%	1,657,000	1,441,590
FairPoint Communications, Inc.(a)(c)	08/15/2019	8.750%	818,000	842,540
Frontier Communications Corp.	09/15/2020	8.875%	515,000	537,531
Sprint Communications, Inc.(c)	12/01/2016	6.000%	910,000	910,000
				3,731,661
TOTAL CORPORATE BONDS & NOTES (Cost $30,914,097)				31,146,615
CONVERTIBLE CORPORATE BONDS - 23.04%
Commercial Services - 3.68%
Monster Worldwide, Inc.	10/15/2019	3.500%	1,990,000	2,021,094
Internet - 14.57%
FireEye, Inc., Series B	06/01/2035	1.625%	1,314,000	1,181,779
LinkedIn Corp.(c)	11/01/2019	0.500%	3,000,000	2,990,625
Shutterfly, Inc.(c)	05/15/2018	0.250%	1,500,000	1,508,438
Twitter, Inc.(c)	09/15/2021	1.000%	2,500,000	2,314,062
				7,994,904

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 23.04% (Continued)
Pharmaceuticals - 2.94%
Depomed, Inc.	09/01/2021	2.500%	$1,357,000	$1,616,526
Software - 1.85%
Cornerstone OnDemand, Inc.	07/01/2018	1.500%	1,000,000	1,013,750
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $12,493,150)				12,646,274
	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(e) - 0.24%
Call Option Purchased - 0.03%
Ambac Financial Group, Inc.	02/2017	$25.00	109	$17,167
Put Options Purchased - 0.21%
Depomed, Inc.12/201616.00188				5,170
SPDR S&P500 ETF Trust01/2017210.00750				109,125
TOTAL PUT OPTIONS PURCHASED (Cost $201,564)				114,295
TOTAL PURCHASED OPTIONS (Cost $210,408)				$131,462

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 19.07%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.295	%(f)	10,463,273	$10,463,273
TOTAL SHORT-TERM INVESTMENTS (Cost $10,463,273)				10,463,273
Total Investments - 99.11% (Cost $54,080,928)				54,387,624
Other Assets in Excess of Liabilities - 0.89%(g)				488,502
NET ASSETS - 100.00%				$54,876,126

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

Portfolio Footnotes

(a)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2016, these securities had a total value of $19,837,887 or 36.15% of net assets.

(b)  Security in default on interest payments.

(c)  Security, or a portion of security, is being held as collateral for short sales. At November 30, 2016, the aggregate market value of those securities was $10,950,765, representing 19.96% of net assets.

(d)  Security considered illiquid. On November 30, 2016, the total market value of these securities was $245,000, representing 0.45% of net assets.

(e)  Non-income-producing security.

(f)  Rate shown is the 7-day effective yield as of November 30, 2016.

(g)  Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds' Board of Trustees. Information related to the Fund's illiquid securities as of November 30, 2016 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
06/02/2015	Bumble Bee Holdco., SCA	$254,586	$245,000	0.45%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (2.63%)
Insurance - (0.49%)
Ambac Financial Group, Inc.	(10,908)	$(267,246)
Internet - (0.91%)
Shutterfly, Inc.	(7,000)	(354,690)
Twitter, Inc.	(8,000)	(147,920)
		(502,610)
Pharmaceuticals - (1.23%)
Depomed, Inc.	(35,243)	(673,141)
TOTAL COMMON STOCKS (Proceeds $1,475,788)		(1,442,997)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (11.83%)
Chemicals - (2.48%)
Ashland LLC	08/15/2022	4.750%	$(1,325,000)	$(1,363,094)
Commercial Services - (0.74%)
Team Health, Inc.	12/15/2023	7.250%	(360,000)	(405,454)
Computers & Computer Services - (2.17%)
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	06/15/2023	5.450%	(259,000)	(269,888)
EMC Corp.	06/01/2020	2.650%	(958,000)	(917,811)
				(1,187,699)
Entertainment - (1.16%)
International Game Technology Plc	02/15/2022	6.250%	(600,000)	(637,500)
Internet - (1.57%)
Symantec Corp.	09/15/2020	4.200%	(842,000)	(860,150)
Retail - (3.71%)
Nordstrom, Inc.	10/15/2021	4.000%	(1,194,000)	(1,254,150)
Walgreens Boots Alliance, Inc.	11/18/2024	3.800%	(770,000)	(781,983)
				(2,036,133)
TOTAL CORPORATE BONDS (Proceeds $6,418,647)				(6,490,030)
TOTAL SECURITIES SOLD SHORT (Proceeds $7,894,435)				$(7,933,027)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Put Options
SPDR S&P500 ETF Trust	01/2017	$205.00	(750)	$(69,000)
TOTAL WRITTEN PUT OPTIONS (Premiums received $122,388)				(69,000)
TOTAL WRITTEN OPTIONS (Premiums received $122,388)				$(69,000)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Canada	5.21%
Luxembourg	0.45%
United States	93.45%
Other Assets in Excess of Liabilities	0.89%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

Ltd. - Limited

PIK - Payment-in-kind

Plc - Public Limited Company

SCA - Societe en commandite par actions is the French term for limited liability partnership.

SPDR - Standard & Poor's Depositary Receipt

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

The following table summarizes The Arbitrage Credit Opportunities Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2016:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds**	$—	$31,146,615	$—	$31,146,615
Convertible Corporate Bonds**	—	12,646,274	—	12,646,274
Purchased Options	131,462	—	—	131,462
Short-Term Investments	10,463,273	—	—	10,463,273
TOTAL	$10,594,735	$43,792,889	$—	$54,387,624
Other Financial Instruments***
Liabilities
Common Stocks**	(1,442,997)	—	—	(1,442,997)
Corporate Bonds**	—	(6,490,030)	—	(6,490,030)
Written Options	(69,000)	—	—	(69,000)
TOTAL	$(1,511,997)	$(6,490,030)	$—	$(8,002,027)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The Fund recognizes transfers between levels as of the beginning of the annual period in which the transfer occurred.

During the six months ended November 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 security classifications.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Tactical Equity Fund  Portfolio Information

November 30, 2016 (Unaudited)

Performance (annualized returns as of November 30, 2016)

	One Year	Since Inception*
Arbitrage Tactical Equity Fund, Class R	2.05%	-2.80%
Arbitrage Tactical Equity Fund, Class I	2.05%	-2.80%
Arbitrage Tactical Equity Fund, Class C**	2.05%	-2.80%
Arbitrage Tactical Equity Fund, Class A***	2.05%	-2.80%
S&P 500® Index	8.06%	5.18%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	0.32%	0.17%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 60 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to mnv.arbitragefunds.com.

* Class R, Class I, Class C and Class A inception: 12/31/14.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% on purchases up to $500,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $500,000 or more purchased without a front-end sales load and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 20.33%, 20.08%, 21.08% and 20.33%, respectively. The Advisor has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.69%, 1.44%, 2.44% and 1.69%, for Class R, Class I, Class C and Class A, respectively, until at least December 31, 2017. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The S&P 500® Index is an unmanaged index consisting of 500 stocks.

The Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio Information (continued)

November 30, 2016 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of The Arbitrage Tactical Equity Fund's investments in common stock and exchange-traded funds as of the report date.

Semi-Annual Report | November 30, 2016

The Arbitrage Tactical Equity Fund  Portfolio of Investments

November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 73.11%
Agriculture - 3.24%
Altria Group, Inc.	88	$5,626
British American Tobacco Plc, Sponsored ADR	31	3,380
Reynolds American, Inc.(a)	790	42,739
		51,745
Auto Parts & Equipment - 2.55%
Adient Plc(b)	647	34,653
Federal-Mogul Holdings Corp.(b)	638	6,106
		40,759
Chemicals - 4.72%
Air Products & Chemicals, Inc.(a)	276	39,871
Linde AG	209	34,821
Linde AG, ADR	50	838
		75,530
Commercial Services - 4.47%
Herc Holdings, Inc.(b)(c)	355	14,108
LSC Communications, Inc.	1,165	24,046
Team Health Holdings, Inc.(b)	781	33,231
		71,385
Computers & Computer Services - 4.35%
Accenture Plc, Class A	18	2,150
Brocade Communications Systems, Inc.	860	10,612
CGI Group, Inc., Class A(b)	43	2,037
EPAM Systems, Inc.(b)	14	923
Hewlett Packard Enterprise Co.(a)	1,708	40,650
International Business Machines Corp.	20	3,244
VeriFone Systems, Inc.(a)(b)	587	9,915
		69,531
Diversified Financial Services - 1.02%
CBOE Holdings, Inc.(a)	236	16,260
Food - 4.40%
Hain Celestial Group, Inc.(b)	423	16,577
Nomad Foods Ltd.(a)(b)	3,335	31,382
SUPERVALU, Inc.(b)	4,810	22,319
		70,278
Healthcare - Products - 3.31%
St Jude Medical, Inc.(a)	668	52,906

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 73.11% (Continued)
Household Products - 1.43%
Colgate-Palmolive Co.	76	$4,957
Coty, Inc., Class A	956	17,887
		22,844
Household Products/Wares - 0.97%
Church & Dwight Co., Inc.	116	5,080
Clorox Co.	45	5,200
Kimberly-Clark Corp.	45	5,202
		15,482
Internet - 9.17%
Alibaba Group Holding Ltd., Sponsored ADR(b)(c)	100	9,402
FireEye, Inc.(b)	100	1,284
LinkedIn Corp., Class A(a)(b)	245	47,834
Pandora Media, Inc.(b)	636	7,390
Twitter, Inc.(b)	100	1,849
Yahoo!, Inc.(a)(b)	1,922	78,841
		146,600
Media - 7.61%
CBS Corp., Class B, NVDR(a)	422	25,624
Comcast Corp., Class A	326	22,660
Kabel Deutschland Holding AG	155	17,931
Starz, Class A(b)	474	16,050
Time Warner, Inc.(c)	269	24,699
Viacom, Inc., Class B(a)	390	14,617
		121,581
Office/Business Equip - 1.32%
Xerox Corp.	2,259	21,122
Pharmaceuticals - 9.25%
Actelion Ltd.	59	11,374
Allergan Plc(b)	115	22,344
Bayer AG(a)	716	67,227
Celesio AG	1,371	36,835
Depomed, Inc.(b)	526	10,047
		147,827
Real Estate Investment Trusts - 3.45%
Forest City Realty Trust, Inc., Class A(a)	1,033	19,100
Forest City Realty Trust, Inc., Class B(a)	1,916	36,040
		55,140

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 73.11% (Continued)
Retail - 2.50%
Cabela's, Inc.(b)	467	$29,066
Dunkin' Brands Group, Inc.	49	2,660
McDonald's Corp.	21	2,505
Popeyes Louisiana Kitchen, Inc.(b)	44	2,635
Restaurant Brands International, Inc.	50	2,376
Wendy's Co.	24	302
Yum China Holdings, Inc.(b)	16	450
		39,994
Semiconductors - 4.20%
Broadcom Ltd.	215	36,655
Cabot Microelectronics Corp.(a)	239	14,240
Intel Corp.	93	3,227
QUALCOMM, Inc.(a)(c)	190	12,945
		67,067
Software - 4.15%
CA, Inc.	90	2,876
Citrix Systems, Inc.(a)(b)	281	24,371
Cornerstone OnDemand, Inc.(b)	607	21,797
Oracle Corp.	77	3,095
VMware, Inc., Class A(a)(b)	175	14,200
		66,339
Telecommunications - 0.51%
TDC A/S(b)	1,594	8,110
Transportation - 0.49%
Ansaldo STS SpA	701	7,831
TOTAL COMMON STOCKS (Cost $1,147,133)		1,168,331
EXCHANGE-TRADED FUNDS - 2.53%
Equity Funds - 2.53%
Consumer Staples Select Sector SPDR® Fund	173	8,750
iShares® Russell 2000 Growth ETF	51	7,768
SPDR® S&P® Homebuilders ETF	481	16,282
Technology Select Sector SPDR® Fund	160	7,600
		40,400
TOTAL EXCHANGE-TRADED FUNDS (Cost $39,673)		40,400

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(b) - 0.03%
Call Options Purchased - 0.00%(d)
Alibaba Group Holding Ltd., Sponsored ADR	12/2016	$105.00	1	$8
Charter Communications, Inc., Class A	12/2016	300.00	1	57
TOTAL CALL OPTIONS PURCHASED (Cost $505)				65
Put Options Purchased - 0.03%
Alibaba Group Holding Ltd., Sponsored ADR	01/2017	95.00	1	422
TOTAL PURCHASED OPTIONS (Cost $896)				487

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 9.14%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.295	%(e)	146,091	$146,091
TOTAL SHORT-TERM INVESTMENTS (Cost $146,091)				146,091
Total Investments - 84.81% (Cost $1,333,793)				1,355,309
Other Assets in Excess of Liabilities - 15.19%(f)				242,797
NET ASSETS - 100.00%				$1,598,106

Portfolio Footnotes

(a)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2016, the aggregate market value of those securities was $405,662, representing 25.38% of net assets.

(b)  Non-income-producing security.

(c)  Underlying security for a written/purchased call/put option.

(d)  Less than 0.005% of net assets.

(e)  Rate shown is the 7-day effective yield as of November 30, 2016.

(f)  Includes cash which is being held as collateral for short sales and written option contracts.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (41.55%)
Agriculture - (0.99%)
British American Tobacco Plc, Sponsored ADR	(145)	$(15,811)
Auto Parts & Equipment - (1.77%)
BorgWarner, Inc.	(200)	(7,120)
Lear Corp.	(56)	(7,253)
Magna International, Inc.	(165)	(6,674)
Tenneco, Inc.	(124)	(7,310)
		(28,357)
Chemicals - (2.36%)
Praxair, Inc.	(313)	(37,654)
Commercial Services - (0.93%)
Quad/Graphics, Inc.	(257)	(7,230)
United Rentals, Inc.	(76)	(7,684)
		(14,914)
Computers & Computer Services - (2.61%)
CGI Group, Inc., Class A	(75)	(3,553)
Computer Sciences Corp.	(318)	(19,280)
Genpact Ltd.	(117)	(2,800)
HP, Inc.	(497)	(7,654)
International Business Machines Corp.	(52)	(8,435)
		(41,722)
Construction Materials - (1.09%)
Armstrong World Industries, Inc.	(416)	(17,347)
Distribution/Wholesale - (0.25%)
Ingram Micro, Inc., Class A	(105)	(3,931)
Diversified Financial Services - (1.04%)
CME Group, Inc.	(76)	(8,581)
Intercontinental Exchange, Inc.	(145)	(8,033)
		(16,614)
Food - (2.38%)
Conagra Brands, Inc.	(421)	(15,447)
Kroger Co.	(101)	(3,262)
SpartanNash Co.	(249)	(9,016)
Sprouts Farmers Market, Inc.	(144)	(2,882)
United Natural Foods, Inc.	(157)	(7,371)
		(37,978)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (41.55%) (Continued)
Healthcare - Products - (1.39%)
Abbott Laboratories	(583)	$(22,195)
Healthcare - Services - (1.42%)
Aetna, Inc.	(173)	(22,635)
Household Products - (1.94%)
Procter & Gamble Co.	(377)	(31,087)
Internet - (5.05%)
Alibaba Group Holding Ltd., Sponsored ADR	(610)	(57,352)
F5 Networks, Inc.	(34)	(4,786)
Symantec Corp.	(688)	(16,780)
Twitter, Inc.	(100)	(1,849)
		(80,767)
Media - (4.39%)
Cable One, Inc.	(11)	(6,501)
Charter Communications, Inc., Class A	(81)	(22,300)
Twenty-First Century Fox, Inc., Class A	(389)	(10,935)
Walt Disney Co.	(307)	(30,430)
		(70,166)
Office/Business Equip - (0.69%)
Canon, Inc., Sponsored ADR	(380)	(10,986)
Pharmaceuticals - (4.04%)
Actelion Ltd., Sponsored ADR	(124)	(6,053)
Merck KGaA	(584)	(58,516)
		(64,569)
Real Estate Investment Trusts - (2.75%)
Forest City Realty Trust, Inc., Class A	(1,916)	(35,427)
Seritage Growth Properties, Class A	(180)	(8,575)
		(44,002)
Retail - (1.04%)
Yum! Brands, Inc.	(263)	(16,672)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (41.55%) (Continued)
Semiconductors - (1.98%)
Entegris, Inc.	(649)	$(11,650)
Intel Corp.	(310)	(10,757)
Microchip Technology, Inc.	(50)	(3,309)
Qorvo, Inc.	(52)	(2,777)
Texas Instruments, Inc.	(43)	(3,179)
		(31,672)
Telecommunications - (3.44%)
Cisco Systems, Inc.	(212)	(6,322)
LogMeIn, Inc.	(386)	(38,928)
T-Mobile US, Inc.	(178)	(9,649)
		(54,899)
TOTAL COMMON STOCKS (Proceeds $654,719)		(663,978)
EXCHANGE-TRADED FUNDS - (11.42%)
Equity Funds - (11.42%)
Consumer Staples Select Sector SPDR® Fund	(909)	(45,977)
iShares® Nasdaq Biotechnology ETF	(48)	(13,155)
iShares® Russell 2000 ETF	(104)	(13,687)
iShares® Russell 2000 Growth ETF	(50)	(7,616)
Materials Select Sector SPDR® Fund	(583)	(29,115)
Technology Select Sector SPDR® Fund	(573)	(27,218)
VanEck Vectors Semiconductor ETF	(386)	(27,429)
Vanguard REIT ETF	(229)	(18,409)
		(182,606)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $180,636)		(182,606)
TOTAL SECURITIES SOLD SHORT (Proceeds $835,355)		$(846,584)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Alibaba Group Holding Ltd., Sponsored ADR	12/2016	$110.00	(1)	$(1)
Herc Holdings, Inc.	12/2016	35.00	(3)	(1,530)
Time Warner, Inc.	12/2016	90.00	(1)	(243)
TOTAL WRITTEN CALL OPTIONS (Premiums received $823)				(1,774)
Written Put Options
Herc Holdings, Inc.	12/2016	30.00	(1)	(12)
QUALCOMM, Inc.	12/2016	65.00	(1)	(36)
TOTAL WRITTEN PUT OPTIONS (Premiums received $325)				(48)
TOTAL WRITTEN OPTIONS (Premiums received $1,148)				$(1,822)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation
Morgan Stanley	STOXX Europe 600 Telecommunications	Received 1 Month-EONIA plus 45 bps	08/25/2017	$4,942	$0
Morgan Stanley	Micro Focus International Plc	Received 1 Month-LIBOR minus 50 bps	09/08/2017	2,048	0
				$6,990	$—

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CHF	Goldman Sachs	2,300	Purchase	12/15/2016	$2,264	$3
CHF	Goldman Sachs	8,400	Sale	12/15/2016	8,269	24
DKK	Goldman Sachs	133,700	Sale	12/15/2016	19,057	985
EUR	Goldman Sachs	900	Purchase	12/15/2016	954	4
EUR	Goldman Sachs	112,250	Sale	12/15/2016	119,041	7,003
GBP	Goldman Sachs	11,700	Purchase	12/15/2016	14,644	289
GBP	Goldman Sachs	11,700	Sale	12/15/2016	14,644	951
						$9,259

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
CHF	Goldman Sachs	6,100	Purchase	12/15/2016	$6,005	$(28)
DKK	Goldman Sachs	74,300	Purchase	12/15/2016	10,590	(666)
EUR	Goldman Sachs	44,410	Purchase	12/15/2016	47,097	(2,208)
						$(2,902)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Germany	9.86%
Ireland	2.31%
Singapore	2.30%
United Kingdom	2.17%
Switzerland	0.71%
China	0.59%
Denmark	0.51%
Italy	0.49%
Canada	0.28%
United States	65.59%
Other Assets in Excess of Liabilities	15.19%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points

CHF - Swiss franc

DKK - Danish krone

EONIA - Euro OverNight Index Average

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

KGaA - Kommanditgesellschaft Auf Aktien is a German corporate designation that refers to a limited partnership.

LIBOR - London Interbank Offered Rate

Ltd. - Limited

NVDR - Non-Voting Depository Receipt

Plc - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor's

SpA - Societa per Azione

SPDR - Standard & Poor's Depositary Receipt

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2016 (Unaudited)

The following table summarizes The Arbitrage Tactical Equity Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2016:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$1,168,331	$—	$—	$1,168,331
Exchange-Traded Funds	40,400	—	—	40,400
Purchased Options	487	—	—	487
Short-Term Investments	146,091	—	—	146,091
TOTAL	$1,355,309	$—	$—	$1,355,309
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$9,259	$—	$9,259
Liabilities
Common Stocks**	(663,978)	—	—	(663,978)
Exchange-Traded Funds	(182,606)	—	—	(182,606)
Written Options	(1,822)	—	—	(1,822)
Forward Foreign Currency Exchange Contracts	—	(2,902)	—	(2,902)
TOTAL	$(848,406)	$6,357	$—	$(842,049)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The Fund recognizes transfers between levels as of the beginning of the annual period in which the transfer occurred.

During the six months ended November 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 security classifications.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2016

The Arbitrage Funds

	The Arbitrage Fund	The Arbitrage Event-Driven Fund
ASSETS
Investments:
At cost	$1,848,261,759	$162,434,398
At value (Note 2)	$1,857,324,259	$163,044,082
Cash denominated in foreign currency (Cost $51,586, $132, $0 and $0)	51,662	133
Deposits with brokers for securities sold short (Note 2)	171,796,596	30,896,225
Segregated cash for swaps (Note 2)	—	230,000
Receivable for investment securities sold	27,400,570	5,389,204
Receivable for capital shares sold	3,948,123	126,090
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	8,820,751	592,865
Dividends and interest receivable	663,489	386,164
Receivable due from Adviser	—	—
Prepaid expenses and other assets	134,662	41,873
Total Assets	2,070,140,112	200,706,636
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $196,074,223, $35,188,643, $7,894,435 and $835,355)	198,027,537	35,732,041
Due to bank	—	—
Written options, at value (Note 2) (premiums received $1,253,331, $100,769, $122,388 and $1,148)	1,177,734	92,083
Payable for investment securities purchased	103,466,570	10,958,033
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	2,369,455	39,057
Payable for capital shares redeemed	3,063,028	293,084
Payable to Adviser (Note 6)	1,509,475	123,121
Dividends payable on securities sold short (Note 2)	215,465	32,309
Payable to Distributor (Note 6)	97,396	17,031
Payable to Administrator (Note 6)	125,596	17,768
Payable to Transfer Agent (Note 6)	279,929	60,021
Payable to Custodian	95,906	35,249
Interest expense payable	52,004	9,629
Audit and legal fees payable	103,960	35,953
Payable to Trustees	30,115	25,967
Chief Financial Officer fees payable (Note 6)	9,798	2,683
Other accrued expenses and liabilities	104,977	38,932
Total Liabilities	310,728,945	47,512,961
NET ASSETS	$1,759,411,167	$153,193,675
NET ASSETS CONSIST OF:
Paid-in capital	$1,727,479,111	$216,807,600
Accumulated net investment income (loss)	(7,097,607)	(1,619,054)
Accumulated net realized gain (loss) on investments, swap contracts, securities sold short, written option contracts and foreign currencies	25,395,626	(62,621,706)
Net unrealized appreciation on investments, swap contracts, securities sold short, written option contracts and translation of assets and liabilities denominated in foreign currencies	13,634,037	626,835
NET ASSETS	$1,759,411,167	$153,193,675

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Statements of Assets and Liabilities

November 30, 2016 (Unaudited)

	The Arbitrage Credit Opportunities Fund	The Arbitrage Tactical Equity Fund
ASSETS
Investments:
At cost	$54,080,928	$1,333,793
At value (Note 2)	$54,387,624	$1,355,309
Cash denominated in foreign currency (Cost $51,586, $132, $0 and $0)	—	—
Deposits with brokers for securities sold short (Note 2)	8,357,969	882,115
Segregated cash for swaps (Note 2)	—	255,000
Receivable for investment securities sold	394,448	90,670
Receivable for capital shares sold	31,210	—
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	—	9,259
Dividends and interest receivable	599,660	557
Receivable due from Adviser	—	20,362
Prepaid expenses and other assets	37,413	8,821
Total Assets	63,808,324	2,622,093
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $196,074,223, $35,188,643, $7,894,435 and $835,355)	7,933,027	846,584
Due to bank	8,776	3,434
Written options, at value (Note 2) (premiums received $1,253,331, $100,769, $122,388 and $1,148)	69,000	1,822
Payable for investment securities purchased	733,045	117,510
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	—	2,902
Payable for capital shares redeemed	2,710	—
Payable to Adviser (Note 6)	29,946	—
Dividends payable on securities sold short (Note 2)	—	461
Payable to Distributor (Note 6)	3,181	12
Payable to Administrator (Note 6)	9,040	2,595
Payable to Transfer Agent (Note 6)	5,810	212
Payable to Custodian	5,345	6,905
Interest expense payable	81,625	—
Audit and legal fees payable	14,556	11,356
Payable to Trustees	25,444	25,291
Chief Financial Officer fees payable (Note 6)	1,416	1,144
Other accrued expenses and liabilities	9,277	3,759
Total Liabilities	8,932,198	1,023,987
NET ASSETS	$54,876,126	$1,598,106
NET ASSETS CONSIST OF:
Paid-in capital	$57,020,565	$1,715,386
Accumulated net investment income (loss)	318,709	(13,274)
Accumulated net realized gain (loss) on investments, swap contracts, securities sold short, written option contracts and foreign currencies	(2,784,737)	(119,957)
Net unrealized appreciation on investments, swap contracts, securities sold short, written option contracts and translation of assets and liabilities denominated in foreign currencies	321,589	15,951
NET ASSETS	$54,876,126	$1,598,106

Semi-Annual Report | November 30, 2016

The Arbitrage Funds

	The Arbitrage Fund	The Arbitrage Event-Driven Fund
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$353,347,333	$73,634,523
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	27,436,110	8,104,130
Net asset value and offering price per share(a)	$12.88	$9.09
CLASS I SHARES:
Net assets applicable to Class I shares	$1,368,844,328	$76,854,364
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	103,310,542	8,392,455
Net asset value and offering price per share(a)	$13.25	$9.16
CLASS C SHARES:
Net assets applicable to Class C shares	$28,028,931	$1,835,831
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,257,572	204,545
Net asset value and offering price per share(a)	$12.42	$8.98
CLASS A SHARES:
Net assets applicable to Class A shares	$9,190,575	$868,957
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	713,286	95,589
Net asset value and offering price per share(a)	$12.88	$9.09
Maximum offering price per share (NAV/(100% — maximum sales charge))	$13.21	$9.40
Maximum sales charge	2.50%	3.25%

(a)  Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.

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  Statements of Assets and Liabilities

November 30, 2016 (Unaudited)

	The Arbitrage Credit Opportunities Fund	The Arbitrage Tactical Equity Fund
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$12,319,773	$9,463
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,254,448	1,010
Net asset value and offering price per share(a)	$9.82	$9.37
CLASS I SHARES:
Net assets applicable to Class I shares	$41,666,529	$1,569,717
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,249,673	167,435
Net asset value and offering price per share(a)	$9.80	$9.38
CLASS C SHARES:
Net assets applicable to Class C shares	$778,258	$9,462
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	79,816	1,010
Net asset value and offering price per share(a)	$9.75	$9.37
CLASS A SHARES:
Net assets applicable to Class A shares	$111,566	$9,464
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	11,381	1,009
Net asset value and offering price per share(a)	$9.80	$9.37
Maximum offering price per share (NAV/(100% — maximum sales charge))	$10.13	$9.68
Maximum sales charge	3.25%	3.25%

Semi-Annual Report | November 30, 2016

The Arbitrage Funds

	The Arbitrage Fund	The Arbitrage Event-Driven Fund
INVESTMENT INCOME
Dividend income	$8,636,878	$635,430
Foreign taxes withheld on dividends	(9,682)	(3,386)
Interest income	652,574	633,858
Securities lending income	35,601	657
Total Investment Income	9,315,371	1,266,559
EXPENSES
Investment advisory fees (Note 6)	9,396,370	1,042,336
Distribution and service fees (Note 6)
Class R	485,560	96,501
Class C	148,135	11,733
Class A	10,820	2,056
Administrative fees (Note 6)	177,851	27,794
Chief Compliance Officer fees (Note 6)	84,922	8,064
Trustees' fees	58,988	49,212
Dividend expense	3,661,653	482,661
Interest rebate expense	676,497	58,122
Transfer agent fees (Note 6)	704,271	157,737
Custodian and bank service fees	185,411	56,842
Registration and filing fees	42,553	33,090
Printing of shareholder reports	92,846	33,031
Professional fees	194,878	35,887
Line of credit interest expense (Note 4)	—	333
Insurance expense	47,845	7,477
Chief Financial Officer fees (Note 6)	30,566	6,677
Other expenses	61,014	6,589
Total Expenses	16,060,180	2,116,142
Fees waived by the Adviser, Class R (Note 6)	—	(114,966)
Expense reductions, Class R(a)	(13,112)	(7,144)
Fees waived by the Adviser, Class I (Note 6)	—	(127,624)
Expense reductions, Class I(a)	(45,944)	(7,887)
Fees waived by the Adviser, Class C (Note 6)	—	(3,493)
Expense reductions, Class C(a)	(1,005)	(224)
Fees waived by the Adviser, Class A (Note 6)	—	(2,453)
Expense reductions, Class A(a)	(293)	(174)
Net Expenses	15,999,826	1,852,177
NET INVESTMENT INCOME (LOSS)	(6,684,455)	(585,618)

(a)  Represents a non-recurring refund for overbilling of prior years' out-of-pocket fees.

See Notes to Financial Statements.

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  Statements of Operations

For the Six Months Ended November 30, 2016 (Unaudited)

	The Arbitrage Credit Opportunities Fund	The Arbitrage Tactical Equity Fund
INVESTMENT INCOME
Dividend income	$—	$6,616
Foreign taxes withheld on dividends	—	(246)
Interest income	1,003,426	629
Securities lending income	—	—
Total Investment Income	1,003,426	6,999
EXPENSES
Investment advisory fees (Note 6)	276,805	9,600
Distribution and service fees (Note 6)
Class R	15,684	12
Class C	4,510	48
Class A	135	12
Administrative fees (Note 6)	17,095	6,247
Chief Compliance Officer fees (Note 6)	2,592	69
Trustees' fees	48,288	47,952
Dividend expense	20,426	5,672
Interest rebate expense	14,543	1,012
Transfer agent fees (Note 6)	18,610	639
Custodian and bank service fees	9,582	15,040
Registration and filing fees	28,557	11,529
Printing of shareholder reports	6,696	2,435
Professional fees	13,035	13,144
Line of credit interest expense (Note 4)	—	—
Insurance expense	1,567	39
Chief Financial Officer fees (Note 6)	4,309	3,493
Other expenses	5,978	3,732
Total Expenses	488,412	120,675
Fees waived by the Adviser, Class R (Note 6)	(19,249)	(631)
Expense reductions, Class R(a)	(472)	(8)
Fees waived by the Adviser, Class I (Note 6)	(64,269)	(99,668)
Expense reductions, Class I(a)	(1,534)	(1,274)
Fees waived by the Adviser, Class C (Note 6)	(1,382)	(631)
Expense reductions, Class C(a)	(31)	(8)
Fees waived by the Adviser, Class A (Note 6)	(166)	(631)
Expense reductions, Class A(a)	(4)	(8)
Net Expenses	401,305	17,816
NET INVESTMENT INCOME (LOSS)	602,121	(10,817)

Semi-Annual Report | November 30, 2016

The Arbitrage Funds

	The Arbitrage Fund	The Arbitrage Event-Driven Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	$67,759,999	$7,949,276
Swap contracts	1,871,425	207,225
Securities sold short	(36,447,005)	(3,771,509)
Written option contracts	719,206	486,489
Foreign currency transactions (Note 8)	4,430,801	229,496
Net change in unrealized appreciation (depreciation) on:
Investments	(35,821,862)	(3,889,799)
Swap contracts	—	383
Securities sold short	13,321,802	667,027
Written option contracts	69,177	10,492
Foreign currency transactions (Note 8)	5,970,658	737,233
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	21,874,201	2,626,313
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,189,746	$2,040,695

See Notes to Financial Statements.

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  Statements of Operations

For the Six Months Ended November 30, 2016 (Unaudited)

	The Arbitrage Credit Opportunities Fund	The Arbitrage Tactical Equity Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	$1,167,939	$50,568
Swap contracts	—	1,662
Securities sold short	(1,011,059)	(46,667)
Written option contracts	58,741	8,670
Foreign currency transactions (Note 8)	(543)	1,620
Net change in unrealized appreciation (depreciation) on:
Investments	(421,811)	5,996
Swap contracts	—	—
Securities sold short	769,404	(5,195)
Written option contracts	22,586	(1,501)
Foreign currency transactions (Note 8)	25,645	4,176
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	610,902	19,329
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,213,023	$8,512

Semi-Annual Report | November 30, 2016

The Arbitrage Funds

	The Arbitrage Fund
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM OPERATIONS:
Net investment income (loss)	$(6,684,455)	$(6,350,178)
Net realized gains (losses) from:
Investments	67,759,999	(42,523,714)
Swap contracts	1,871,425	5,879,985
Securities sold short	(36,447,005)	28,409,348
Written option contracts	719,206	9,412,568
Foreign currency transactions	4,430,801	(6,415,772)
Net change in unrealized appreciation (depreciation) on:
Investments	(35,821,862)	47,088,404
Swap contracts	—	(112,866)
Securities sold short	13,321,802	(21,190,678)
Written option contracts	69,177	(383,049)
Foreign currency transactions	5,970,658	5,431,159
Net increase (decrease) in net assets resulting from operations	15,189,746	19,245,207
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R	—	—
Distributions from net investment income, Class I	—	—
Distributions from net investment income, Class C	—	—
Distributions from net investment income, Class A	—	—
NET REALIZED GAINS
Distributions from net realized gains, Class R	—	(10,362,441)
Distributions from net realized gains, Class I	—	(33,308,237)
Distributions from net realized gains, Class C	—	(785,094)
Distributions from net realized gains, Class A	—	(410,119)
Decrease in net assets from distributions to shareholders	—	(44,865,891)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	269,794,421	750,332,263
Shares issued in reinvestment of distributions	—	35,336,364
Proceeds from redemption fees collected (Note 2)	1,506	15,245
Payments for shares redeemed	(393,923,517)	(957,255,726)
Net increase (decrease) in net assets from capital share transactions	(124,127,590)	(171,571,854)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(108,937,844)	(197,192,538)
NET ASSETS:
Beginning of period	1,868,349,011	2,065,541,549
End of period*	$1,759,411,167	$1,868,349,011
* Including accumulated net investment income (loss) of:	$(7,097,607)	$(413,152)

See Notes to Financial Statements.

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  Statements of Changes in Net Assets

	The Arbitrage Event-Driven Fund
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM OPERATIONS:
Net investment income (loss)	$(585,618)	$(884,529)
Net realized gains (losses) from:
Investments	7,949,276	(58,328,289)
Swap contracts	207,225	1,095,052
Securities sold short	(3,771,509)	9,538,416
Written option contracts	486,489	4,570,661
Foreign currency transactions	229,496	(669,306)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,889,799)	10,536,616
Swap contracts	383	14,649
Securities sold short	667,027	(1,297,974)
Written option contracts	10,492	36,407
Foreign currency transactions	737,233	363,689
Net increase (decrease) in net assets resulting from operations	2,040,695	(35,024,608)
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R	—	(2,171,603)
Distributions from net investment income, Class I	—	(4,633,283)
Distributions from net investment income, Class C	—	(43,575)
Distributions from net investment income, Class A	—	(63,342)
NET REALIZED GAINS
Distributions from net realized gains, Class R	—	(3,541)
Distributions from net realized gains, Class I	—	(6,279)
Distributions from net realized gains, Class C	—	(124)
Distributions from net realized gains, Class A	—	(103)
Decrease in net assets from distributions to shareholders	—	(6,921,850)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	10,638,625	58,275,506
Shares issued in reinvestment of distributions	—	4,703,095
Proceeds from redemption fees collected (Note 2)	35	9,361
Payments for shares redeemed	(39,354,294)	(436,649,628)
Net increase (decrease) in net assets from capital share transactions	(28,715,634)	(373,661,666)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,674,939)	(415,608,124)
NET ASSETS:
Beginning of period	179,868,614	595,476,738
End of period*	$153,193,675	$179,868,614
* Including accumulated net investment income (loss) of:	$(1,619,054)	$(1,033,436)

Semi-Annual Report | November 30, 2016

The Arbitrage Funds

	The Arbitrage Credit Opportunities Fund
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM OPERATIONS:
Net investment income (loss)	$602,121	$1,765,214
Net realized gains (losses) from:
Investments	1,167,939	(2,722,508)
Swap contracts	—	4,760
Securities sold short	(1,011,059)	71,167
Written option contracts	58,741	67,997
Foreign currency transactions	(543)	11,236
Net change in unrealized appreciation (depreciation) on:
Investments	(421,811)	1,195,263
Swap contracts	—	1,801
Securities sold short	769,404	(569,877)
Written option contracts	22,586	29,362
Foreign currency transactions	25,645	(20,452)
Net increase (decrease) in net assets resulting from operations	1,213,023	(166,037)
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R	(97,049)	(535,626)
Distributions from net investment income, Class I	(375,459)	(1,312,370)
Distributions from net investment income, Class C	(2,738)	(37,922)
Distributions from net investment income, Class A	(833)	(14,790)
NET REALIZED GAINS
Distributions from net realized gains, Class R	—	—
Distributions from net realized gains, Class I	—	—
Distributions from net realized gains, Class C	—	—
Distributions from net realized gains, Class A	—	—
Decrease in net assets from distributions to shareholders	(476,079)	(1,900,708)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	4,778,531	19,206,229
Shares issued in reinvestment of distributions	416,094	1,863,018
Proceeds from redemption fees collected (Note 2)	80	—
Payments for shares redeemed	(6,798,322)	(34,755,910)
Net increase (decrease) in net assets from capital share transactions	(1,603,617)	(13,686,663)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(866,673)	(15,753,408)
NET ASSETS:
Beginning of period	55,742,799	71,496,207
End of period*	$54,876,126	$55,742,799
* Including accumulated net investment income (loss) of:	$318,709	$192,667

See Notes to Financial Statements.

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  Statements of Changes in Net Assets

	The Arbitrage Tactical Equity Fund
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM OPERATIONS:
Net investment income (loss)	$(10,817)	$(6,976)
Net realized gains (losses) from:
Investments	50,568	(155,345)
Swap contracts	1,662	1,864
Securities sold short	(46,667)	18,523
Written option contracts	8,670	17,026
Foreign currency transactions	1,620	(709)
Net change in unrealized appreciation (depreciation) on:
Investments	5,996	8,652
Swap contracts	—	—
Securities sold short	(5,195)	(2,581)
Written option contracts	(1,501)	1,232
Foreign currency transactions	4,176	2,180
Net increase (decrease) in net assets resulting from operations	8,512	(116,134)
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R	—	—
Distributions from net investment income, Class I	—	—
Distributions from net investment income, Class C	—	—
Distributions from net investment income, Class A	—	—
NET REALIZED GAINS
Distributions from net realized gains, Class R	—	(88)
Distributions from net realized gains, Class I	—	(14,509)
Distributions from net realized gains, Class C	—	(88)
Distributions from net realized gains, Class A	—	(88)
Decrease in net assets from distributions to shareholders	—	(14,773)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	259,772	404,121
Shares issued in reinvestment of distributions	—	14,773
Proceeds from redemption fees collected (Note 2)	—	—
Payments for shares redeemed	—	(374,608)
Net increase (decrease) in net assets from capital share transactions	259,772	44,286
TOTAL INCREASE (DECREASE) IN NET ASSETS	268,284	(86,621)
NET ASSETS:
Beginning of period	1,329,822	1,416,443
End of period*	$1,598,106	$1,329,822
* Including accumulated net investment income (loss) of:	$(13,274)	$(2,457)

Semi-Annual Report | November 30, 2016

The Arbitrage Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016	Year Ended May 31, 2015
Net asset value, beginning of period	$12.78		$12.97	$12.58
Income (loss) from investment operations
Net investment loss(a)	(0.06	)(b)	(0.06)	(0.11)
Net realized and unrealized gains on investments and foreign currencies	0.16		0.17	0.53
Total from investment operations	0.10		0.11	0.42
Less distributions
From net investment income	—		—	—
From net realized gains	—		(0.30)	(0.03)
Total distributions	—		(0.30)	(0.03)
Proceeds from redemption fees collected(c)	0.00		0.00	0.00
Net asset value, end of period	$12.88		$12.78	$12.97
Total return(d)	0.78	%(e)	0.87%	3.35%
Net assets, end of period (in 000s)	$353,347		$433,936	$500,440
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.97	%(f)	1.88%	2.31%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	1.97	%(f)	1.88%	2.31%
Net investment loss	(0.92	%)(b)(f)	(0.51%)	(0.87%)
Portfolio turnover rate	196	%(e)	321%	514%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund for overbilling of prior years' out-of-pocket fees.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.41% (annualized), 0.34%, 0.68%, 0.60%, 0.42% and 0.58% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively. Interest rebate expense and line of credit interest expense totaled 0.08% (annualized), 0.07%, 0.18%, 0.12%, 0.10% and 0.20% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.48% (annualized), 1.47%, 1.45%, 1.45%, 1.45% and 1.45% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012
Net asset value, beginning of period	$12.50	$12.80	$12.77
Income (loss) from investment operations
Net investment loss(a)	(0.09)	(0.10)	(0.11)
Net realized and unrealized gains on investments and foreign currencies	0.23	0.15	0.44
Total from investment operations	0.14	0.05	0.33
Less distributions
From net investment income	—	(0.09)	—
From net realized gains	(0.06)	(0.26)	(0.30)
Total distributions	(0.06)	(0.35)	(0.30)
Proceeds from redemption fees collected(c)	0.00	0.00	0.00
Net asset value, end of period	$12.58	$12.50	$12.80
Total return(d)	1.10%	0.42%	2.54%
Net assets, end of period (in 000s)	$760,750	$916,677	$1,003,646
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.17%	1.97%	2.23%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.17%	1.97%	2.23%
Net investment loss	(0.70%)	(0.78%)	(0.83%)
Portfolio turnover rate	462%	459%	563%

Semi-Annual Report | November 30, 2016

The Arbitrage Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016	Year Ended May 31, 2015
Net asset value, beginning of period	$13.13		$13.28	$12.86
Income (loss) from investment operations
Net investment loss(a)	(0.04	)(b)	(0.03)	(0.09)
Net realized and unrealized gains on investments and foreign currencies	0.16		0.18	0.54
Total from investment operations	0.12		0.15	0.45
Less distributions
From net investment income	—		—	—
From net realized gains	—		(0.30)	(0.03)
Total distributions	—		(0.30)	(0.03)
Proceeds from redemption fees collected(c)	0.00		0.00	0.00
Net asset value, end of period	$13.25		$13.13	$13.28
Total return(d)	0.91	%(e)	1.16%	3.51%
Net assets, end of period (in 000s)	$1,368,844		$1,395,178	$1,514,685
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.72	%(f)	1.63%	2.06%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	1.72	%(f)	1.63%	2.06%
Net investment loss	(0.68	%)(b)(f)	(0.24%)	(0.65%)
Portfolio turnover rate	196	%(e)	321%	514%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund for overbilling of prior years' out-of-pocket fees.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.41% (annualized), 0.34%, 0.68%, 0.60%, 0.42% and 0.58% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively. Interest rebate expense and line of credit interest expense totaled 0.08% (annualized), 0.07%, 0.18%, 0.12%, 0.10% and 0.20% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.22%, 1.20%, 1.20%, 1.20% and 1.20% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012
Net asset value, beginning of period	$12.74	$13.04	$12.98
Income (loss) from investment operations
Net investment loss(a)	(0.05)	(0.07)	(0.07)
Net realized and unrealized gains on investments and foreign currencies	0.23	0.16	0.43
Total from investment operations	0.18	0.09	0.36
Less distributions
From net investment income	—	(0.13)	—
From net realized gains	(0.06)	(0.26)	(0.30)
Total distributions	(0.06)	(0.39)	(0.30)
Proceeds from redemption fees collected(c)	0.00	0.00	0.00
Net asset value, end of period	$12.86	$12.74	$13.04
Total return(d)	1.39%	0.67%	2.74%
Net assets, end of period (in 000s)	$1,712,120	$1,937,514	$2,084,530
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.92%	1.72%	1.98%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	1.92%	1.72%	1.98%
Net investment loss	(0.42%)	(0.51%)	(0.56%)
Portfolio turnover rate	462%	459%	563%

Semi-Annual Report | November 30, 2016

The Arbitrage Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016	Year Ended May 31, 2015
Net asset value, beginning of period	$12.37		$12.65	$12.37
Income (loss) from investment operations
Net investment loss(b)	(0.10	)(c)	(0.16)	(0.20)
Net realized and unrealized gains on investments and foreign currencies	0.15		0.18	0.51
Total from investment operations	0.05		0.02	0.31
Less distributions
From net investment income	—		—	—
From net realized gains	—		(0.30)	(0.03)
Total distributions	—		(0.30)	(0.03)
Proceeds from redemption fees collected	—		—	—
Net asset value, end of period	$12.42		$12.37	$12.65
Total return(e)	0.40	%(f)	0.18%	2.52%
Net assets, end of period (in 000s)	$28,029		$30,814	$32,958
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	2.72	%(g)	2.63%	3.06%
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	2.72	%(g)	2.63%	3.06%
Net investment loss	(1.67	%)(c)(g)	(1.28%)	(1.60%)
Portfolio turnover rate	196	%(f)	321%	514%

(a)  Commenced operations on June 1, 2012.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund for overbilling of prior years' out-of-pocket fees.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Annualized.

(h)  Dividend expense totaled 0.41% (annualized), 0.34%, 0.68%, 0.60% and 0.42% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014 and 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.08% (annualized), 0.07%, 0.18%, 0.12% and 0.11% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014 and 2013, respectively.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.23% (annualized), 2.22%, 2.20%, 2.20% and 2.20% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014, and 2013, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31, 2014	Year Ended May 31, 2013(a)
Net asset value, beginning of period	$12.38	$12.80
Income (loss) from investment operations
Net investment loss(b)	(0.18)	(0.23)
Net realized and unrealized gains on investments and foreign currencies	0.23	0.20
Total from investment operations	0.05	(0.03)
Less distributions
From net investment income	—	(0.13)
From net realized gains	(0.06)	(0.26)
Total distributions	(0.06)	(0.39)
Proceeds from redemption fees collected	—	0.00 (d)
Net asset value, end of period	$12.37	$12.38
Total return(e)	0.38%	(0.27%)
Net assets, end of period (in 000s)	$33,589	$18,741
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	2.92%	2.75%
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	2.92%	2.75%
Net investment loss	(1.45%)	(1.84%)
Portfolio turnover rate	462%	459%

Semi-Annual Report | November 30, 2016

The Arbitrage Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
Net asset value, beginning of period	$12.79		$12.97
Income (loss) from investment operations
Net investment loss(b)	(0.06	)(c)	(0.07)
Net realized and unrealized gains on investments and foreign currencies	0.15		0.19
Total from investment operations	0.09		0.12
Less distributions
From net realized gains	—		(0.30)
Total distributions	—		(0.30)
Proceeds from redemption fees collected	—		—
Net asset value, end of period	$12.88		$12.79
Total return(e)	0.70	%(f)	0.95%
Net assets, end of period (in 000s)	$9,191		$8,421
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	1.97	%(g)	1.87%
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	1.97	%(g)	1.87%
Net investment loss	(0.93	%)(c)(g)	(0.56%)
Portfolio turnover rate	196	%(f)	321%

(a)  Commenced operations on June 1, 2013.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund for overbilling of prior years' out-of-pocket fees.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Annualized.

(h)  Dividend expense totaled 0.41% (annualized), 0.33%, 0.68% and 0.60% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.08% (annualized), 0.07%, 0.18% and 0.12% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015 and 2014, respectively.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.48% (annualized), 1.47%, 1.45% and 1.46% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31, 2015	Year Ended May 31, 2014(a)
Net asset value, beginning of period	$12.59	$12.50
Income (loss) from investment operations
Net investment loss(b)	(0.09)	(0.09)
Net realized and unrealized gains on investments and foreign currencies	0.50	0.24
Total from investment operations	0.41	0.15
Less distributions
From net realized gains	(0.03)	(0.06)
Total distributions	(0.03)	(0.06)
Proceeds from redemption fees collected	—	0.00 (d)
Net asset value, end of period	$12.97	$12.59
Total return(e)	3.27%	1.18%
Net assets, end of period (in 000s)	$17,458	$6,655
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	2.31%	2.18%
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	2.31%	2.18%
Net investment loss	(0.70%)	(0.69%)
Portfolio turnover rate	514%	462%

Semi-Annual Report | November 30, 2016

The Arbitrage Event-Driven Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016		Year Ended May 31, 2015
Net asset value, beginning of period	$8.98		$9.73		$10.29
Income (loss) from investment operations
Net investment income (loss)(a)	(0.04	)(b)	(0.02)		0.04
Net realized and unrealized gains (losses) on investments and foreign currencies	0.15		(0.53)		(0.36)
Total from investment operations	0.11		(0.55)		(0.32)
Less distributions
From net investment income	—		(0.20)		(0.08)
From net realized gains	—		(0.00	)(c)	(0.16)
Total distributions	—		(0.20)		(0.24)
Proceeds from redemption fees collected(c)	0.00		0.00		0.00
Net asset value, end of period	$9.09		$8.98		$9.73
Total return(d)	1.22	%(e)	(5.55%)		(3.12%)
Net assets, end of period (in 000s)	$73,635		$80,114		$195,014
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.64	%(f)	2.62%		2.52%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.34	%(f)	2.46%		2.50%
Net investment income (loss)	(0.82	%)(b)(f)	(0.27%)		0.37%
Portfolio turnover rate	199	%(e)	350%		451%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund for overbilling of prior years' out-of-pocket fees.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.58% (annualized), 0.58%, 0.55%, 0.49%, 0.36% and 0.27% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.19%, 0.26%, 0.13%, 0.13% and 0.21% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012
Net asset value, beginning of period	$9.80	$9.79	$10.23
Income (loss) from investment operations
Net investment income (loss)(a)	0.10	0.15	0.10
Net realized and unrealized gains (losses) on investments and foreign currencies	0.46	0.11	0.09
Total from investment operations	0.56	0.26	0.19
Less distributions
From net investment income	(0.06)	(0.10)	(0.15)
From net realized gains	(0.01)	(0.15)	(0.48)
Total distributions	(0.07)	(0.25)	(0.63)
Proceeds from redemption fees collected(c)	0.00	0.00	0.00
Net asset value, end of period	$10.29	$9.80	$9.79
Total return(d)	5.75%	2.72%	1.88%
Net assets, end of period (in 000s)	$204,055	$10,080	$8,976
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.33%	2.55%	2.67%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.31%	2.18%	2.17%
Net investment income (loss)	1.04%	1.58%	1.02%
Portfolio turnover rate	340%	336%	490%

Semi-Annual Report | November 30, 2016

The Arbitrage Event-Driven Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016		Year Ended May 31, 2015
Net asset value, beginning of period	$9.04		$9.81		$10.37
Income (loss) from investment operations
Net investment income (loss)(a)	(0.03	)(b)	(0.02)		0.06
Net realized and unrealized gains (losses) on investments and foreign currencies	0.15		(0.51)		(0.37)
Total from investment operations	0.12		(0.53)		(0.31)
Less distributions
From net investment income	—		(0.24)		(0.09)
From net realized gains	—		(0.00	)(c)	(0.16)
Total distributions	—		(0.24)		(0.25)
Proceeds from redemption fees collected(c)	0.00		0.00		0.00
Net asset value, end of period	$9.16		$9.04		$9.81
Total return(d)	1.33	%(e)	(5.27%)		(2.96%)
Net assets, end of period (in 000s)	$76,854		$95,155		$390,102
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.39	%(f)	2.37%		2.27%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.09	%(f)	2.21%		2.25%
Net investment income (loss)	(0.57	%)(b)(f)	(0.26%)		0.62%
Portfolio turnover rate	199	%(e)	350%		451%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund for overbilling of prior years' out-of-pocket fees.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.58% (annualized), 0.58%, 0.55%, 0.49%, 0.36% and 0.27% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.19%, 0.26%, 0.13%, 0.13% and 0.21% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.44%, 1.44%, 1.44%, 1.44% and 1.44% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012
Net asset value, beginning of period	$9.86	$9.82	$10.24
Income (loss) from investment operations
Net investment income (loss)(a)	0.13	0.16	0.12
Net realized and unrealized gains (losses) on investments and foreign currencies	0.46	0.13	0.09
Total from investment operations	0.59	0.29	0.21
Less distributions
From net investment income	(0.07)	(0.10)	(0.15)
From net realized gains	(0.01)	(0.15)	(0.48)
Total distributions	(0.08)	(0.25)	(0.63)
Proceeds from redemption fees collected(c)	0.00	0.00	0.00
Net asset value, end of period	$10.37	$9.86	$9.82
Total return(d)	6.02%	3.04%	2.09%
Net assets, end of period (in 000s)	$290,999	$41,493	$21,389
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.11%	2.31%	2.42%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.06%	1.93%	1.92%
Net investment income (loss)	1.31%	1.68%	1.25%
Portfolio turnover rate	340%	336%	490%

Semi-Annual Report | November 30, 2016

The Arbitrage Event-Driven Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016		Year Ended May 31, 2015
Net asset value, beginning of period	$8.91		$9.62		$10.22
Income (loss) from investment operations
Net investment income (loss)(b)	(0.07	)(c)	(0.09)		(0.04)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.14		(0.50)		(0.36)
Total from investment operations	0.07		(0.59)		(0.40)
Less distributions
From net investment income	—		(0.12)		(0.04)
From net realized gains	—		(0.00	)(d)	(0.16)
Total distributions	—		(0.12)		(0.20)
Net asset value, end of period	$8.98		$8.91		$9.62
Total return(e)	0.79	%(f)	(6.14%)		(3.95%)
Net assets, end of period (in 000s)	$1,836		$2,538		$5,020
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	3.39	%(g)	3.37%		3.27%
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	3.09	%(g)	3.21%		3.25%
Net investment income (loss)	(1.57	%)(c)(g)	(0.95%)		(0.37%)
Portfolio turnover rate	199	%(f)	350%		451%

(a)  Commenced operations on June 1, 2012.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund for overbilling of prior years' out-of-pocket fees.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Annualized.

(h)  Dividend expense totaled 0.58% (annualized), 0.59%, 0.55%, 0.49% and 0.36% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014 and 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.18%, 0.26%, 0.13% and 0.13% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014 and 2013, respectively.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.44% (annualized), 2.44%, 2.44%, 2.44% and 2.44% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014, and 2013, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31, 2014	Year Ended May 31, 2013(a)
Net asset value, beginning of period	$9.78	$9.79
Income (loss) from investment operations
Net investment income (loss)(b)	0.03	0.09
Net realized and unrealized gains (losses) on investments and foreign currencies	0.46	0.13
Total from investment operations	0.49	0.22
Less distributions
From net investment income	(0.04)	(0.08)
From net realized gains	(0.01)	(0.15)
Total distributions	(0.05)	(0.23)
Net asset value, end of period	$10.22	$9.78
Total return(e)	5.05%	2.33%
Net assets, end of period (in 000s)	$4,232	$342
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	3.12%	3.31%
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	3.06%	2.93%
Net investment income (loss)	0.32%	0.95%
Portfolio turnover rate	340%	336%

Semi-Annual Report | November 30, 2016

The Arbitrage Event-Driven Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
Net asset value, beginning of period	$8.98		$9.73
Income (loss) from investment operations
Net investment income (loss)(b)	(0.04	)(c)	(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.15		(0.52)
Total from investment operations	0.11		(0.55)
Less distributions
From net investment income	—		(0.20)
From net realized gains	—		(0.00	)(d)
Total distributions	—		(0.20)
Proceeds from redemption fees collected	—		—
Net asset value, end of period	$9.09		$8.98
Total return(e)	1.22	%(f)	(5.54%)
Net assets, end of period (in 000s)	$869		$2,062
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	2.64	%(g)	2.63%
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	2.34	%(g)	2.47%
Net investment income (loss)	(0.77	%)(c)(g)	(0.28%)
Portfolio turnover rate	199	%(f)	350%

(a)  Commenced operations on June 1, 2013.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund for overbilling of prior years' out-of-pocket fees.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Annualized.

(h)  Dividend expense totaled 0.58% (annualized), 0.59%, 0.55% and 0.49% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.19%, 0.26% and 0.13% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015 and 2014, respectively.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69% and 1.69% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31, 2015	Year Ended May 31, 2014(a)
Net asset value, beginning of period	$10.30	$9.80
Income (loss) from investment operations
Net investment income (loss)(b)	0.03	0.10
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.36)	0.47
Total from investment operations	(0.33)	0.57
Less distributions
From net investment income	(0.08)	(0.06)
From net realized gains	(0.16)	(0.01)
Total distributions	(0.24)	(0.07)
Proceeds from redemption fees collected	—	0.00 (d)
Net asset value, end of period	$9.73	$10.30
Total return(e)	(3.22%)	5.85%
Net assets, end of period (in 000s)	$5,341	$3,830
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	2.52%	2.36%
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	2.50%	2.31%
Net investment income (loss)	0.35%	0.98%
Portfolio turnover rate	451%	340%

Semi-Annual Report | November 30, 2016

The Arbitrage Credit Opportunities Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016	Year Ended May 31, 2015
Net asset value, beginning of period	$9.69		$9.95	$10.28
Income (loss) from investment operations
Net investment income(b)	0.10	(c)	0.25	0.28
Net realized and unrealized gains (losses) on investments and foreign currencies	0.11		(0.24)	(0.29)
Total from investment operations	0.21		0.01	(0.01)
Less distributions
From net investment income	(0.08)		(0.27)	(0.32)
Total distributions	(0.08)		(0.27)	(0.32)
Proceeds from redemption fees collected	—		—	0.00 (d)
Net asset value, end of period	$9.82		$9.69	$9.95
Total return(e)	2.13	%(f)	0.10%	(0.10%)
Net assets, end of period (in 000s)	$12,320		$12,426	$22,728
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	1.93	%(g)	1.92%	2.27%
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	1.62	%(g)	1.67%	2.03%
Net investment income	2.00	%(c)(g)	2.62%	2.84%
Portfolio turnover rate	124	%(f)	181%	191%

(a)  Commenced operations on October 1, 2012.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund for overbilling of prior years' out-of-pocket fees.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Annualized.

(h)  Dividend expense totaled 0.07% (annualized), 0.03%, 0.06%, 0.10% and 0.03% (annualized) of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014 and the period ended May 31, 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.05% (annualized), 0.14%, 0.47%, 0.07% and 0.02% (annualized) of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014 and the period ended May 31, 2013, respectively.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.50% (annualized), 1.50%, 1.50%, 1.50% and 1.50% (annualized) of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014 and the period ended May 31, 2013, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31, 2014	Year Ended May 31, 2013(a)
Net asset value, beginning of period	$10.18	$10.00
Income (loss) from investment operations
Net investment income(b)	0.40	0.17
Net realized and unrealized gains (losses) on investments and foreign currencies	0.08	0.06
Total from investment operations	0.48	0.23
Less distributions
From net investment income	(0.39)	(0.05)
Total distributions	(0.39)	(0.05)
Proceeds from redemption fees collected	0.01	0.00	(d)
Net asset value, end of period	$10.28	$10.18
Total return(e)	4.99%	2.33	%(f)
Net assets, end of period (in 000s)	$6,393	$1,671
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	2.71%	3.79	%(g)
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	1.67%	1.55	%(g)
Net investment income	3.97%	2.49	%(g)
Portfolio turnover rate	181%	92	%(f)

Semi-Annual Report | November 30, 2016

The Arbitrage Credit Opportunities Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016	Year Ended May 31, 2015
Net asset value, beginning of period	$9.67		$9.93	$10.25
Income (loss) from investment operations
Net investment income(b)	0.11	(c)	0.27	0.33
Net realized and unrealized gains (losses) on investments and foreign currencies	0.11		(0.24)	(0.31)
Total from investment operations	0.22		0.03	0.02
Less distributions
From net investment income	(0.09)		(0.29)	(0.34)
Total distributions	(0.09)		(0.29)	(0.34)
Proceeds from redemption fees collected	—		—	0.00 (d)
Net asset value, end of period	$9.80		$9.67	$9.93
Total return(e)	2.26	%(f)	0.30%	0.16%
Net assets, end of period (in 000s)	$41,667		$41,992	$46,118
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	1.68	%(g)	1.68%	2.04%
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	1.37	%(g)	1.43%	1.78%
Net investment income	2.25	%(c)(g)	2.84%	3.28%
Portfolio turnover rate	124	%(f)	181%	191%

(a)  Commenced operations on October 1, 2012.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund for overbilling of prior years' out-of-pocket fees.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Annualized.

(h)  Dividend expense totaled 0.07% (annualized), 0.04%, 0.06% and 0.10%, 0.03% (annualized) of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015 and 2014 and the period ended May 31, 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.05% (annualized), 0.14%, 0.47%, 0.07% and 0.01% (annualized) of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015 and 2014 and the period ended May 31, 2013, respectively.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.25% (annualized), 1.25%, 1.25%, 1.25% and 1.25% (annualized) of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014 and the period ended May 31, 2013, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31, 2014	Year Ended May 31, 2013(a)
Net asset value, beginning of period	$10.16	$10.00
Income (loss) from investment operations
Net investment income(b)	0.42	0.17
Net realized and unrealized gains (losses) on investments and foreign currencies	0.08	0.08
Total from investment operations	0.50	0.25
Less distributions
From net investment income	(0.41)	(0.09)
Total distributions	(0.41)	(0.09)
Proceeds from redemption fees collected	0.00 (d)	—
Net asset value, end of period	$10.25	$10.16
Total return(e)	5.08%	2.49	%(f)
Net assets, end of period (in 000s)	$23,039	$3,462
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	2.37%	3.64	%(g)
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	1.42%	1.29	%(g)
Net investment income	4.16%	2.62	%(g)
Portfolio turnover rate	181%	92	%(f)

Semi-Annual Report | November 30, 2016

The Arbitrage Credit Opportunities Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016	Year Ended May 31, 2015
Net asset value, beginning of period	$9.61		$9.89	$10.23
Income (loss) from investment operations
Net investment income(b)	0.49	(c)	0.18	0.22
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.32	)(d)	(0.25)	(0.30)
Total from investment operations	0.17		(0.07)	(0.08)
Less distributions
From net investment income	(0.03)		(0.21)	(0.26)
Total distributions	(0.03)		(0.21)	(0.26)
Net asset value, end of period	$9.75		$9.61	$9.89
Total return(e)	1.76	%(f)	(0.72%)	(0.76%)
Net assets, end of period (in 000s)	$778		$1,220	$2,020
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	2.68	%(g)	2.68%	3.05%
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	2.37	%(g)	2.43%	2.78%
Net investment income	1.21	%(c)(g)	1.92%	2.24%
Portfolio turnover rate	124	%(f)	181%	191%

(a)  Commenced operations on October 1, 2012.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund for overbilling of prior years' out-of-pocket fees.

(d)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Annualized.

(h)  Dividend expense totaled 0.07% (annualized), 0.04%, 0.06%, 0.10% and 0.03% (annualized) of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014 and the period ended May 31, 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.05% (annualized), 0.14%, 0.47%, 0.07% and 0.01% (annualized) of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014 and the period ended May 31, 2013, respectively.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.25% (annualized), 2.25%, 2.25%, 2.25% and 2.25% (annualized) of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015, 2014 and the period ended May 31, 2013, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31, 2014	Year Ended May 31, 2013(a)
Net asset value, beginning of period	$10.17	$10.00
Income (loss) from investment operations
Net investment income(b)	0.34	0.11
Net realized and unrealized gains (losses) on investments and foreign currencies	0.07	0.09
Total from investment operations	0.41	0.20
Less distributions
From net investment income	(0.35)	(0.03)
Total distributions	(0.35)	(0.03)
Net asset value, end of period	$10.23	$10.17
Total return(e)	4.17%	2.01	%(f)
Net assets, end of period (in 000s)	$716	$26
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	3.37%	4.69	%(g)
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	2.42%	2.30	%(g)
Net investment income	3.37%	1.58	%(g)
Portfolio turnover rate	181%	92	%(f)

Semi-Annual Report | November 30, 2016

The Arbitrage Credit Opportunities Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
Net asset value, beginning of period	$9.67		$9.93
Income (loss) from investment operations
Net investment income(b)	0.01	(c)	0.25
Net realized and unrealized gains (losses) on investments and foreign currencies	0.20		(0.25)
Total from investment operations	0.21		—
Less distributions
From net investment income	(0.08)		(0.26)
Total distributions	(0.08)		(0.26)
Net asset value, end of period	$9.80		$9.67
Total return(d)	2.14	%(e)	0.02%
Net assets, end of period (in 000s)	$112		$104
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.93	%(f)	1.91%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	1.62	%(f)	1.66%
Net investment income	2.02	%(c)(f)	2.62%
Portfolio turnover rate	124	%(e)	181%

(a)  Commenced operations on June 1, 2013.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund for overbilling of prior years' out-of-pocket fees.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.07% (annualized), 0.02%, 0.06% and 0.10% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.05% (annualized), 0.14%, 0.47% and 0.07% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015 and 2014, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.50% (annualized), 1.50%, 1.50% and 1.50% of average net assets for the six months ended November 30, 2016 and the years ended May 31, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31, 2015	Year Ended May 31, 2014(a)
Net asset value, beginning of period	$10.25	$10.18
Income (loss) from investment operations
Net investment income(b)	0.29	0.39
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.29)	0.09
Total from investment operations	—	0.48
Less distributions
From net investment income	(0.32)	(0.41)
Total distributions	(0.32)	(0.41)
Net asset value, end of period	$9.93	$10.25
Total return(d)	(0.01%)	4.86%
Net assets, end of period (in 000s)	$630	$28
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.29%	2.77%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.03%	1.67%
Net investment income	2.95%	3.89%
Portfolio turnover rate	191%	181%

Semi-Annual Report | November 30, 2016

The Arbitrage Tactical Equity Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
Net asset value, beginning of period	$9.31		$10.12
Income (loss) from investment operations
Net investment loss(b)	(0.08	)(c)	(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.14		(0.69)
Total from investment operations	0.06		(0.72)
Less distributions
From net realized gains	—		(0.09)
Total distributions	—		(0.09)
Net asset value, end of period	$9.37		$9.31
Total return(d)	0.75	%(e)	(7.12)%
Net assets, end of period (in 000s)	$9		$9
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	15.79	%(f)	20.24%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.57	%(f)	2.62%
Net investment loss	(1.65	%)(c)(f)	(0.34%)
Portfolio turnover rate	178	%(e)	416%

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund for overbilling of prior years' out-of-pocket fees.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.73% (annualized), 0.70% and 1.01% (annualized) of average net assets for six months ended November 30, 2016 and the year ended May 31, 2016 and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.15% (annualized), 0.23% and 0.15% (annualized) of average net assets for the six months ended November 30, 2016 and the year ended May 31, 2016 and the period ended May 31, 2015, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69% and 1.69% (annualized) of average net assets for the six months ended November 30, 2016 and the year ended May 31, 2016 and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Period Ended May 31, 2015(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss(b)	(0.10)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.22
Total from investment operations	0.12
Less distributions
From net realized gains	—
Total distributions	—
Net asset value, end of period	$10.12
Total return(d)	1.20	%(e)
Net assets, end of period (in 000s)	$10
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	44.48	%(f)
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.85	%(f)
Net investment loss	(2.35	%)(f)
Portfolio turnover rate	235	%(e)

Semi-Annual Report | November 30, 2016

The Arbitrage Tactical Equity Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
Net asset value, beginning of period	$9.31		$10.12
Income (loss) from investment operations
Net investment loss(b)	(0.07	)(c)	(0.04)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.14		(0.68)
Total from investment operations	0.07		(0.72)
Less distributions
From net realized gains	—		(0.09)
Total distributions	—		(0.09)
Net asset value, end of period	$9.38		$9.31
Total return(d)	0.75	%(e)	(7.12)%
Net assets, end of period (in 000s)	$1,570		$1,302
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	15.53	%(f)	20.02%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.31	%(f)	2.40%
Net investment loss	(1.40	%)(c)(f)	(0.47%)
Portfolio turnover rate	178	%(e)	416%

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund for overbilling of prior years' out-of-pocket fees.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.74% (annualized), 0.72% and 1.01% (annualized) of average net assets for the six months ended November 30, 2016 and the year ended May 31, 2016 and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.13% (annualized), 0.24% and 0.15% (annualized) of average net assets for the six months ended November 30, 2016 and the year ended May 31, 2016 and the period ended May 31, 2015, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.44% and 1.44% (annualized) of average net assets for the six months ended November 30, 2016 and the year ended May 31, 2016 and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Period Ended May 31, 2015(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss(b)	(0.09)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.21
Total from investment operations	0.12
Less distributions
From net realized gains	—
Total distributions	—
Net asset value, end of period	$10.12
Total return(d)	1.20	%(e)
Net assets, end of period (in 000s)	$1,386
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	28.08	%(f)
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.60	%(f)
Net investment loss	(2.15	%)(f)
Portfolio turnover rate	235	%(e)

Semi-Annual Report | November 30, 2016

The Arbitrage Tactical Equity Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
Net asset value, beginning of period	$9.31		$10.12
Income (loss) from investment operations
Net investment loss(b)	(0.11	)(c)	(0.10)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.17		(0.62)
Total from investment operations	0.06		(0.72)
Less distributions
From net realized gains	—		(0.09)
Total distributions	—		(0.09)
Net asset value, end of period	$9.37		$9.31
Total return(d)	0.75	%(e)	(7.12)%
Net assets, end of period (in 000s)	$9		$9
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	16.54	%(f)	20.99%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	3.32	%(f)	3.37%
Net investment loss	(2.41	%)(c)(f)	(1.09%)
Portfolio turnover rate	178	%(e)	416%

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund for overbilling of prior years' out-of-pocket fees.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.73% (annualized), 0.70% and 1.01% (annualized) of average net assets for the six months ended November 30, 2016 and the year ended May 31, 2016 and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.15% (annualized), 0.23% and 0.15% (annualized) of average net assets for the six months ended November 30, 2016 and the year ended May 31, 2016 and the period ended May 31, 2015, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.44% (annualized), 2.44% and 2.44% (annualized) of average net assets for the six months ended November 30, 2016 and the year ended May 31, 2016 and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Period Ended May 31, 2015(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss(b)	(0.13)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.25
Total from investment operations	0.12
Less distributions
From net realized gains	—
Total distributions	—
Net asset value, end of period	$10.12
Total return(d)	1.20	%(e)
Net assets, end of period (in 000s)	$10
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	45.25	%(f)
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	3.60	%(f)
Net investment loss	(3.10	%)(f)
Portfolio turnover rate	235	%(e)

Semi-Annual Report | November 30, 2016

The Arbitrage Tactical Equity Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
Net asset value, beginning of period	$9.31		$10.12
Income (loss) from investment operations
Net investment loss(b)	(0.08	)(c)	(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.14		(0.69)
Total from investment operations	0.06		(0.72)
Less distributions
From net realized gains	—		(0.09)
Total distributions	—		(0.09)
Net asset value, end of period	$9.37		$9.31
Total return(d)	0.75	%(e)	(7.12)%
Net assets, end of period (in 000s)	$9		$9
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	15.79	%(f)	20.24%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.57	%(f)	2.62%
Net investment loss	(1.68	%)(c)(f)	(0.34%)
Portfolio turnover rate	178	%(e)	416%

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund for overbilling of prior years' out-of-pocket fees.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.73% (annualized), 0.70% and 1.01% (annualized) of average net assets for the six months ended November 30, 2016 and the year ended ended May 31, 2016 and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.15% (annualized), 0.23% and 0.15% (annualized) of average net assets for the six months ended November 30, 2016 and the year ended May 31, 2016 and the period ended May 31, 2015, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69% and 1.69% (annualized) of average net assets for the six months ended November 30, 2016 and the year ended May 31, 2016 and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Period Ended May 31, 2015(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss(b)	(0.10)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.22
Total from investment operations	0.12
Less distributions
From net realized gains	—
Total distributions	—
Net asset value, end of period	$10.12
Total return(d)	1.20	%(e)
Net assets, end of period (in 000s)	$10
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	44.49	%(f)
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.85	%(f)
Net investment loss	(2.35	%)(f)
Portfolio turnover rate	235	%(e)

Semi-Annual Report | November 30, 2016

The Arbitrage Funds  Notes to Financial Statements

November 30, 2016 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the "Trust") is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The four series presently authorized are The Arbitrage Fund (the "Arbitrage Fund"), The Arbitrage Event-Driven Fund (the "Event-Driven Fund"), The Arbitrage Credit Opportunities Fund (the "Credit Opportunities Fund") and The Arbitrage Tactical Equity Fund (the "Tactical Equity Fund"), each a "Fund" and collectively the "Funds", which offer four classes of shares. The Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Tactical Equity Fund is a non-diversified series of the trust. The Funds' investments are managed by Water Island Capital, LLC (the "Adviser").

Fund	Commencement of Operations
Arbitrage Fund
Class R shares	September 18, 2000
Class I shares	October 17, 2003
Class C shares	June 1, 2012
Class A shares	June 1, 2013
Event-Driven Fund
Class R shares	October 1, 2010
Class I shares	October 1, 2010
Class C shares	June 1, 2012
Class A shares	June 1, 2013
Credit Opportunities Fund
Class R shares	October 1, 2012
Class I shares	October 1, 2012
Class C shares	October 1, 2012
Class A shares	June 1, 2013
Tactical Equity Fund
Class R shares	January 2, 2015
Class I shares	January 2, 2015
Class C shares	January 2, 2015
Class A shares	January 2, 2015

The investment objective of the Arbitrage Fund seeks to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund seeks to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund seeks to provide current income and capital growth by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations. The investment objective of the Tactical Equity Fund seeks to achieve capital appreciation by investing in securities of companies where the market may not fully appreciate the impact of fundamental changes to the business, industry or regulatory environment.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

The Funds' four classes of shares, Class R, Class I, Class C and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution and servicing fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund's average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution and servicing fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 0.50% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 12 months of purchase. Class A shares of the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate their net asset value ("NAV"), the Funds will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and ask prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices. When there is no bid price available, put and call options will be valued using the average of the last ask price and zero. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Semi-Annual Report | November 30, 2016

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

Bank loans are valued at the composite mid-price which is calculated using the simple average of the dealer marks. If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.

For the six months ended November 30, 2016, there were no significant changes to the Funds' fair value methodologies. Information on transfers between Level 1 and Level 2, if any, and transfers for Level 3 securities, if any, are disclosed following the leveling table in each Fund's Portfolio of Investments.

Share Valuation and Redemption Fees — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of each Fund is equal to the net asset value per share, except that, shares of Class R, Class I and Class A are subject to a redemption fee of 2% if redeemed within 30 days for the Arbitrage Fund, Event-Driven Fund and Tactical Equity Fund and 60 days for the Credit Opportunities Fund from the date of purchase. The Class A redemption fee does not apply for purchases over $250,000 in the Arbitrage Fund and purchases over $500,000 in the Event-Driven Fund, Credit Opportunities Fund and Tactical Equity Fund, as these purchases are subject to a contingent deferred sales charge. Class C shares are not subject to a redemption fee. Proceeds from redemption fees for the six months ended November 30, 2016 are disclosed in Note 7. The redemption fee is paid directly to each Fund rather than the Adviser and is allocated pro-rata to the shareholders based on net assets attributed to each class.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statements of Operations.

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds' investment objectives not only permit the Funds to purchase investment securities, but they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial

Semi-Annual Report | November 30, 2016

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Risk of Investing in Derivatives: The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A summary of put and call option contracts written during the six months ended November 30, 2016, is as follows:

Arbitrage Fund	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	1,544	$82,843	1,286	$171,350
Options written	7,155	396,920	27,157	2,279,953
Options closed	(1,475)	(26,874)	(4,379)	(349,184)
Options exercised	(862)	(43,650)	(3,176)	(509,786)
Options expired	(4,675)	(264,563)	(12,614)	(483,678)
Options outstanding at end of period	1,687	$144,676	8,274	$1,108,655
Event-Driven Fund	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	186	$12,311	227	$30,514
Options written	2,713	220,544	7,302	575,208
Options closed	(462)	(52,061)	(1,293)	(148,904)
Options exercised	(437)	(41,774)	(751)	(90,382)
Options expired	(1,936)	(133,382)	(4,721)	(271,305)
Options outstanding at end of period	64	$5,638	764	$95,131
Credit Opportunities Fund	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	376	$34,737	—	$—
Options written	2,533	177,963	83	(4,008)
Options closed	(726)	(40,923)	—	—
Options exercised	—	—	(83)	4,008
Options expired	(1,433)	(49,389)	—	—
Options outstanding at end of period	750	$122,388	—	$—

Semi-Annual Report | November 30, 2016

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

Tactical Equity Fund	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	8	$1,193	5	$1,298
Options written	37	3,856	95	8,056
Options closed	(10)	(1,738)	(17)	(2,280)
Options exercised	(4)	(326)	(17)	(2,273)
Options expired	(29)	(2,660)	(61)	(3,978)
Options outstanding at end of period	2	$325	5	$823

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Swaps: Certain Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund's counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection "buyer" is generally obligated to pay the protection "seller" an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund's portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund's current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the

Semi-Annual Report | November 30, 2016

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

contract. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on Management's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986 as amended (the "Code") may limit a Fund's ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at November 30, 2016 are disclosed in the Portfolio of Investments.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

Fair Value of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty. The fair value of derivative instruments for the Funds as of the six months ended November 30, 2016, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Arbitrage Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$8,820,751	Unrealized depreciation on forward foreign currency exchange contracts	$2,369,455
Equity Contracts (rights)	Investments: at value	8,124,261	Securities sold short, at value	—
Equity Contracts (purchased option contracts)	Investments: at value	226,812
Equity Contracts (written option contracts)			Written options, at value	1,177,734
		$17,171,824		$3,547,189
Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Event-Driven Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$592,865	Unrealized depreciation on forward foreign currency exchange contracts	$39,057
Equity Contracts (rights)	Investments: at value	572,647	Securities sold short, at value	—
Equity Contracts (purchased option contracts)	Investments: at value	62,443
Equity Contracts (written option contracts)			Written options, at value	92,083
		$1,227,955		$131,140

Semi-Annual Report | November 30, 2016

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Credit Opportunities Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$—
Equity Contracts (purchased option contracts)	Investments: at value	131,462
Equity Contracts (written option contracts)			Written options, at value	69,000
		$131,462		$69,000
Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Tactical Equity Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$9,259	Unrealized depreciation on forward foreign currency exchange contracts	$2,902
Equity Contracts (purchased option contracts)	Investments: at value	487
Equity Contracts (written option contracts)			Written options, at value	1,822
		$9,746		$4,724

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

The effect of derivative instruments on the Funds' Statement of Operations for the six months ended November 30, 2016, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Arbitrage Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$6,265,335	$6,038,144
Equity Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	1,871,425	—
Equity Contracts Long (rights)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	190,305	(537,181)
Equity Contracts Short (rights)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Securities sold short	—	65
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	(1,667,646)	(160,808)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	719,206	69,177
		$7,378,625	$5,409,397

Semi-Annual Report | November 30, 2016

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Event-Driven Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$381,904	$737,967
Equity Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	207,225	383
Equity Contracts Long (rights)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	11,181	(52,461)
Equity Contracts Short (rights)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Securities sold short	—	12
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	(407,972)	2,217
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	486,489	10,492
		$678,827	$698,610

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Credit Opportunities Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$(24,467)	$25,632
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	(78,417)	(36,975)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	58,741	22,586
		$(44,143)	$11,243
Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Tactical Equity Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$1,702	$4,197
Equity Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	1,662	—
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	(8,175)	(690)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	8,670	(1,501)
		$3,859	$2,006

Semi-Annual Report | November 30, 2016

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

Volume of derivative instruments held by the Funds during the six months ended November 30, 2016, was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Arbitrage Fund
Swap Contracts	Notional Quantity	13,291,525
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(101,266,642)
Purchased Option Contracts	Contracts	13,642
Rights	Shares	17,772,861
Rights — Short	Shares	(1,100)
Written Option Contracts	Contracts	(7,330)
Derivative Type	Unit of Measurement	Monthly Average
Event-Driven Fund
Swap Contracts	Notional Quantity	318,643
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(5,562,317)
Purchased Option Contracts	Contracts	2,298
Rights	Shares	2,419,368
Rights — Short	Shares	(200)
Written Option Contracts	Contracts	(1,286)
Derivative Type	Unit of Measurement	Monthly Average
Credit Opportunities Fund
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	273,334
Purchased Option Contracts	Contracts	427
Written Option Contracts	Contracts	(269)
Derivative Type	Unit of Measurement	Monthly Average
Tactical Equity Fund
Swap Contracts	Notional Quantity	4,793
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(106,945)
Purchased Option Contracts	Contracts	20
Written Option Contracts	Contracts	(15)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

The Event-Driven Fund and Tactical Equity Fund held financial instruments that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2016. At November 30, 2016, there was no unrealized appreciation or depreciation on these instruments.

Security Transactions and Investment Income — Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Arbitrage Fund, Event-Driven Fund and Tactical Equity Fund. Dividends arising from net investment income, if any, are declared and paid quarterly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Credit Opportunities Fund.

Allocation Between Classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the six months ended November 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2016, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund	Tactical Equity Fund
Purchases	$3,055,021,485	$299,525,856	$58,387,129	$2,245,524
Sales and Maturities	2,772,174,752	280,499,142	60,134,972	1,602,524

Semi-Annual Report | November 30, 2016

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

4. LINE OF CREDIT

The Trust, on behalf of the Funds, entered into an agreement which enables the Arbitrage Fund, the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund to participate in a $100,000,000 unsecured committed revolving line of credit (the "Committed Line") and a $100,000,000 unsecured uncommitted revolving line of credit (the "Uncommitted Line," together with the Committed Line, the "Credit Agreement") with State Street Bank and Trust Company (the "Custodian"). Borrowings are made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. Interest is charged to the Funds based on their borrowings at a rate per annum of the higher of the LIBOR rate plus 1.25% and the overnight federal funds rate plus 1.25%. The Committed Line has a commitment fee of 0.20% per annum on the unused portion of the Committed Line and is payable quarterly. The Uncommitted Line has an upfront fee of $50,000 and is held available on a discretionary demand basis and may be terminated by the Custodian or the Trust at any time for any or no reason. The Trust accrues, on behalf of each of the Funds, the commitment fee on the unused portion of the Committed Line. Such fees are included in the custodian and bank service fees on the Statement of Operations.

Effective December 6, 2016, the Credit Agreement was amended and restated. The Committed Line has a commitment fee of 0.25% per annum on the unused portion of the Committed Line and is payable quarterly. The Uncommitted Line has an upfront fee of $25,000, is held available on a discretionary demand basis and may be terminated by the Custodian or the Trust at any time for any or no reason. The Trust accrues, on behalf of each of the Funds, the commitment fee on the unused portion of the Committed Line. Such fees are included in the custodian and bank service fees on the Statement of Operations.

The Arbitrage Fund, the Credit Opportunities Fund and the Tactical Equity Fund had no borrowings during the six months ended November 30, 2016.

For the six months ended November 30, 2016, the Event-Driven Fund had average borrowings of $1,750,000 over a period of 4 days at a weighted average interest rate of 1.71%. Interest expense on the line of credit for the Event-Driven Fund during the six months ended November 30, 2016, is shown as line of credit interest expense on the Statement of Operations. The Event-Driven Fund had no outstanding borrowings at November 30, 2016.

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

utilized by the borrower. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. For the period ended November 30, 2016, no penalty fees were received by the Funds. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations, if applicable.

At November 30, 2016, the Arbitrage Fund, Event-Driven Fund, Credit Opportunities Fund and Tactical Equity Fund each had no outstanding loan commitments.

6. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreements. Under the Investment Advisory Agreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million and 1.00% for amounts over $500 million, based on the Arbitrage Fund's average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Event-Driven Fund dated September 27, 2010, the Event-Driven Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% based on the Event-Driven Fund's average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Credit Opportunities Fund dated October 1, 2012, the Credit Opportunities Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.00% based on the Credit Opportunities Fund's average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Tactical Equity Fund dated December 22, 2014, the Tactical Equity Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% based on the Tactical Equity Fund's average daily net assets.

The Adviser has contractually agreed, at least until September 30, 2017 for the Arbitrage Fund, the Event-Driven Fund, the Credit Opportunities Fund, and December 31, 2017 for the Tactical Equity Fund, to waive its advisory fee and/or reimburse the Funds' other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of the Funds' average daily net assets attributable to each share class as shown in the table below:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund	Tactical Equity Fund
Class R	1.69%	1.69%	1.50%	1.69%
Class I	1.44%	1.44%	1.25%	1.44%
Class C	2.44%	2.44%	2.25%	2.44%
Class A	1.69%	1.69%	1.50%	1.69%

Semi-Annual Report | November 30, 2016

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

For the six months ended November 30, 2016, the aggregate net fee paid to the Adviser as a percentage of average net assets for the Arbitrage Fund, Event-Driven Fund, Credit Opportunities Fund and Tactical Equity Fund was 1.05%, 1.25%, 1.00% and 1.25%, respectively.

The Adviser is permitted to recapture fees waived and expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation of each class, provided, however, that the Adviser shall only be entitled to recapture such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed. The Adviser can recapture any fees it has waived within three fiscal years of the year in which fees were waived subject to the applicable annual rate of: 1.69% for Class R shares, 1.44% for Class I shares, 2.44% for Class C shares and 1.69% for Class A shares of the Arbitrage Fund, Event-Driven Fund and Tactical Equity Fund, 1.50% for Class R shares, 1.25% for Class I shares, 2.25% for Class C shares and 1.50% for Class A shares of the Credit Opportunities Fund.

As of the six months ended November 30, 2016, the balances of future fee and expense recaptures for each Fund were as follows:

	Expiring May 31, 2017	Expiring May 31, 2018	Expiring May 31, 2019	Total
Event-Driven Fund
Class R	$16,826	$42,377	$193,596	$252,799
Class I	$67,294	$96,022	$332,746	$496,062
Class C	$854	$1,230	$5,871	$7,955
Class A	$756	$1,377	$5,132	$7,265
Credit Opportunities Fund
Class R	$36,515	$25,136	$44,465	$106,116
Class I	$113,965	$92,962	$107,990	$314,917
Class C	$1,393	$4,587	$4,018	$9,998
Class A	$214	$1,194	$1,093	$2,501
Tactical Equity Fund
Class R	N/A	$1,733	$1,665	$3,398
Class I	N/A	$97,858	$256,320	$354,178
Class C	N/A	$1,733	$1,665	$3,398
Class A	N/A	$1,733	$1,665	$3,398

There were no amounts recaptured during the six months ended November 30, 2016, for the Funds.

Certain officers of the Trust are also officers of the Adviser. The Chief Compliance Officer ("CCO") of the Trust also serves as the CCO of the Adviser. The Funds currently pay the Adviser 50% of the CCO's salary for the CCO's provision of services to the Funds. Prior to November 17, 2016, Ascendant Compliance Management, Inc. provided CCO services to the Trust. Ascendant Compliance Management, Inc. was compensated by the Trust under a Consulting Services Agreement.

Administration Agreement

State Street Bank & Trust Company serves as the Trust's administrator pursuant to an Administration Agreement with the Trust.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

Distribution Agreement

ALPS Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares. The Funds have adopted, with respect to their Class R, Class C shares and Class A shares, a plan of distribution pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' Class R shares, Class C shares and Class A shares and for services provided to shareholders. The Plan is a "reimbursement" plan. This means that a Fund's Class R shares, Class C shares and Class A shares only pay a particular 12b-1 fee to the extent that the Adviser, the Distributor or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others. Under the distribution plan, a Fund may pay compensation to any broker-dealer with whom the Distributor or the Funds has entered into a contract to distribute Class R shares, Class C shares or Class A shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% for Class R shares, 0.75% for Class C shares and 0.25% for Class A shares, respectively, of the average daily net assets allocable to a Fund's Class R shares, Class C shares and Class A shares, respectively. In addition, the Plan permits each Fund to make payments at an annual rate of up to 0.25% of the Fund's Class C shares for expenses incurred in connection with the provision of shareholder support or administrative services for the Fund's Class C shares.

During the six months ended November 30, 2016, The Arbitrage Fund's Class R shares incurred $485,560, Class C shares incurred $148,135 and Class A shares incurred $10,820, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Event-Driven Fund, during the six months ended November 30, 2016, the Event-Driven Fund's Class R shares incurred $96,501, Class C shares incurred $11,733 and Class A shares incurred $2,056, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Credit Opportunities Fund, during the six months ended November 30, 2016, the Credit Opportunities Fund's Class R shares incurred $15,684, Class C shares incurred $4,510 and Class A shares incurred $135, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Tactical Equity Fund, during the six months ended November 30, 2016, the Tactical Equity Fund's Class R shares incurred $12, Class C shares incurred $48 and Class A shares incurred $12, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers.

Chief Financial Officer

Foreside Management Services, LLC provides Chief Financial Officer ("CFO") services to the Trust. Foreside Management Services, LLC is compensated by the Trust under a Fund CFO/Treasurer Agreement.

Semi-Annual Report | November 30, 2016

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

Transfer Agent And Shareholder Services Agreement

DST Systems, Inc. ("DST") is the Funds' transfer agent, and per an agency agreement, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

7. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
Arbitrage Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	2,920,023	$37,380,798	10,329,274	$130,810,689
Shares issued in reinvestment of distributions	—	—	822,474	10,264,483
Proceeds from redemption fees collected	—	744	—	5,031
Payments for shares redeemed	(9,441,027)	(120,809,206)	(15,786,500)	(200,571,773)
Net decrease	(6,521,004)	$(83,427,664)	(4,634,752)	$(59,491,570)
Arbitrage Fund - Class I
Proceeds from shares sold	17,431,988	$229,549,334	46,706,866	$608,970,058
Shares issued in reinvestment of distributions	—	—	1,892,721	24,245,751
Proceeds from redemption fees collected	—	762	—	10,214
Payments for shares redeemed	(20,371,701)	(268,056,610)	(56,370,693)	(735,261,059)
Net decrease	(2,939,713)	$(38,506,514)	(7,771,106)	$(102,035,036)
Arbitrage Fund - Class C
Proceeds from shares sold	135,188	$1,671,913	500,812	$6,204,471
Shares issued in reinvestment of distributions	—	—	38,603	467,867
Payments for shares redeemed	(369,441)	(4,567,127)	(652,449)	(8,039,350)
Net decrease	(234,253)	$(2,895,214)	(113,034)	$(1,367,012)
Arbitrage Fund - Class A
Proceeds from shares sold	92,964	$1,192,376	340,518	$4,347,045
Shares issued in reinvestment of distributions	—	—	28,684	358,263
Payments for shares redeemed	(38,321)	(490,574)	(1,056,094)	(13,383,544)
Net increase/(decrease)	54,643	$701,802	(686,892)	$(8,678,236)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
Event-Driven Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	565,811	$5,110,674	2,496,545	$22,578,349
Shares issued in reinvestment of distributions	—	—	181,920	1,577,249
Proceeds from redemption fees collected	—	29	—	1,449
Payments for shares redeemed	(1,381,527)	(12,476,023)	(13,805,457)	(125,836,833)
Net decrease	(815,716)	$(7,365,320)	(11,126,992)	$(101,679,786)
Event-Driven Fund - Class I
Proceeds from shares sold	588,522	$5,351,125	3,768,748	$34,981,398
Shares issued in reinvestment of distributions	—	—	346,601	3,018,893
Proceeds from redemption fees collected	—	6	—	7,912
Payments for shares redeemed	(2,721,262)	(24,762,516)	(33,339,072)	(304,977,002)
Net decrease	(2,132,740)	$(19,411,385)	(29,223,723)	$(266,968,799)
Event-Driven Fund - Class C
Proceeds from shares sold	5,211	$46,548	60,431	$543,460
Shares issued in reinvestment of distributions	—	—	5,047	43,509
Payments for shares redeemed	(85,634)	(765,913)	(302,131)	(2,696,528)
Net decrease	(80,423)	$(719,365)	(236,653)	$(2,109,559)
Event-Driven Fund - Class A
Proceeds from shares sold	14,435	$130,278	18,634	$172,299
Shares issued in reinvestment of distributions	—	—	7,318	63,444
Payments for shares redeemed	(148,386)	(1,349,842)	(345,160)	(3,139,265)
Net decrease	(133,951)	$(1,219,564)	(319,208)	$(2,903,522)

Semi-Annual Report | November 30, 2016

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
Credit Opportunities Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	165,926	$1,615,481	329,444	$3,203,618
Shares issued in reinvestment of distributions	9,989	97,021	53,795	521,680
Proceeds from redemption fees collected	—	80	—	—
Payments for shares redeemed	(203,900)	(1,984,749)	(1,384,361)	(13,365,525)
Net decrease	(27,985)	$(272,167)	(1,001,122)	$(9,640,227)
Credit Opportunities Fund - Class I
Proceeds from shares sold	319,173	$3,101,525	1,623,325	$15,744,142
Shares issued in reinvestment of distributions	32,565	315,615	133,365	1,289,012
Payments for shares redeemed	(442,891)	(4,300,237)	(2,058,317)	(19,839,217)
Net decrease	(91,153)	$(883,097)	(301,627)	$(2,806,063)
Credit Opportunities Fund - Class C
Proceeds from shares sold	2,235	$21,595	11,795	$113,168
Shares issued in reinvestment of distributions	284	2,737	3,931	37,920
Payments for shares redeemed	(49,605)	(478,715)	(93,070)	(893,117)
Net decrease	(47,086)	$(454,383)	(77,344)	$(742,029)
Credit Opportunities Fund - Class A
Proceeds from shares sold	4,087	$39,930	14,931	$145,301
Shares issued in reinvestment of distributions	74	721	1,489	14,406
Payments for shares redeemed	(3,552)	(34,621)	(69,108)	(658,051)
Net increase/(decrease)	609	$6,030	(52,688)	$(498,344)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
Tactical Equity Fund - Class R	Shares	Value	Shares	Value
Shares issued in reinvestment of distributions	—	$—	10	$88
Net increase	—	—	10	88
Tactical Equity Fund - Class I
Proceeds from shares sold	27,600	$259,772	41,947	$404,121
Shares issued in reinvestment of distributions	—	—	1,588	14,509
Payments for shares redeemed	—	—	(40,610)	(374,608)
Net increase	27,600	$259,772	2,925	$44,022
Tactical Equity Fund - Class C
Shares issued in reinvestment of distributions	—	$—	10	$88
Net increase	—	$—	10	$88
Tactical Equity Fund - Class A
Shares issued in reinvestment of distributions	—	$—	10	$88
Net increase	—	$—	10	$88

8. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

9. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business,

Semi-Annual Report | November 30, 2016

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. SECURITIES LENDING

To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

Certain Funds may participate in a securities lending program under which the Funds' custodian, State Street Bank and Trust Company (the "Custodian") acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. Income received by the Funds in securities lending transactions during the six months ended November 30, 2016 is reflected as securities lending income in the Statement of Operations. Arbitrage Fund and Event-Driven Fund did lend out securities during the six months ended November 30, 2016. There were no securities on loan in the Funds on November 30, 2016.

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds' intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

Permanent differences between the Funds' financial statement and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, investments in swaps, consent fee income, net operating losses and partnership basis adjustments. These have no effect on the Funds' net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended May 31, 2016 and May 31, 2015 was as follows:

Fund Year	Ordinary Ended	Long-Term Income	Total Capital Gains*	Distributions
Arbitrage Fund	5/31/2016	$36,514,253	$8,351,638	$44,865,891
	5/31/2015	—	5,699,538	5,699,538
Event-Driven Fund	5/31/2016	$6,911,803	$10,047	$6,921,850
	5/31/2015	16,463,793	—	16,463,793
Credit Opportunities Fund	5/31/2016	$1,900,708	$—	$1,900,708
	5/31/2015	1,328,590	—	1,328,590
Tactical Equity Fund	5/31/2016	$14,738	$35	$14,773
	5/31/2015	—	—	—

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

The following information is computed on a tax basis for each item as of November 30, 2016:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency and Derivatives	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Income Tax Purposes
Arbitrage Fund	$2,631,885	$(10,058,750)	$4,571,537	$(2,855,328)	$1,864,751,124
Event-Driven Fund	1,170,548	(2,286,753)	17,151	(1,099,054)	164,160,287
Credit Opportunities Fund	801,058	(515,555)	14,893	300,396	54,102,121
Tactical Equity Fund	22,777	(27,860)	(5,565)	(10,648)	1,360,392

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to constructive sales, dividends related to short securities, investments in passive foreign investment companies, wash sales, convertible bonds, straddle loss deferrals and unsettled wash sales.

Capital Losses

As of May 31, 2016, the Event-Driven Fund had $36,044,782 of short term and $1,791,994 of long term capital loss carryforwards, the Credit Opportunities Fund had $1,413,105 of short term and $231,444 of long term capital loss carryforwards and the Tactical Equity Fund had $48,263 of short term capital loss carryforwards which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Semi-Annual Report | November 30, 2016

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2016 (Unaudited)

Late Year Losses

The Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund elect to defer to the period ending May 31, 2017, capital losses recognized during the period November 1, 2015 to May 31, 2016 in the amount of $27,112,371, $1,345,615 and $60,948, respectively.

The Event-Driven Fund and Tactical Equity Fund have elected to defer late year ordinary losses of $1,217,978 and $298, respectively, as arising on June 1, 2016.

12. INFORMATION REGARDING LEGAL PROCEEDINGS

The Arbitrage Fund and dozens of other entities and individuals have been named as defendants in an adversary proceeding pending in the United States Bankruptcy Court for the Southern District of New York (Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al., Adv. Pro. No. 10-04609). The complaint alleges that payments made to shareholders of Lyondell Chemical Company ("Lyondell") in connection with the acquisition of Lyondell by Basell AF S.C.A. in a cash-out merger in or around December, 2007 constituted constructive or intentional "fraudulent transfers" under applicable state law and seeks to recover from the former Lyondell shareholders the payments received for the shares.

On January 14, 2014, the Court issued a decision and order on motions to dismiss granting in part, and denying in part, the motions. On April 9, 2014, plaintiff filed a Third Amended Complaint continuing to assert constructive or intentional fraudulent transfer claims under applicable state law. On August 1, 2014, defendants filed a motion to dismiss the Third Amended Complaint, and oral arguments on the motion to dismiss was held on January 14, 2015. On November 18, 2015, the Court issued a decision dismissing the intentional fraudulent transfer claim. The plaintiff appealed the November 18, 2015 decision, which was entered as a Final Judgment. On May 4, 2016, based on the March 29, 2016 decision of the U.S. Court of Appeal for the Second Circuit in In re Tribune Fraudulent Conveyance Litigation, defendants moved to dismiss the remaining constructive fraudulent transfer claims in the Creditor Action, or alternatively, to stay all discovery in that action pending the exhaustion of all appeal periods in the Tribune matter.

On July 20, 2016, the Bankruptcy Court entered an opinion granting the motion to dismiss, based on the Second Circuit's decision in Tribune. The Plaintiff filed an objection which requests that, among other things, the case be stayed and the claims not dismissed pending the Tribune appeal. On July 27, 2016, the District Court issued an opinion reversing the Bankruptcy Court's dismissal of the intentional fraudulent transfer claim. The District Court denied defendants' motion for reconsideration, and the claim has been remanded to the Bankruptcy Court.

Currently, the case is in a holding pattern as the parties are waiting for a decision from the District Court regarding the Bankruptcy Court's recommendation to dismiss the constructive fraudulent transfer claims, based on Tribune. Further, the intentional fraudulent transfer claims are pending further discussion with the Bankruptcy Court regarding how to proceed.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcome of the pending litigation. Consequently, at this time, management is unable to estimate the possible loss that may result.

13. SUBSEQUENT EVENTS

The Adviser has evaluated the need for disclosures and/or adjustments resulting from events and transactions subsequent to November 30, 2016, through the date the financial statements were issued. There were no such events or transactions requiring adjustments to or disclosure in the Funds' financial statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Disclosure of Fund Expenses

November 30, 2016 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution (12b-1) expenses, redemption fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's cost in two ways:

Actual Fund Return. The section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the account values shown may not apply to your specific investment.

Semi-Annual Report | November 30, 2016

The Arbitrage Funds  Disclosure of Fund Expenses (continued)

November 30, 2016 (Unaudited)

	Beginning Account Value 06/01/2016	Ending Account Value 11/30/2016	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Fund
Class R
Actual	$1,000.00	$1,007.80	1.97%	$9.92
Hypothetical (5% return before expenses)	$1,000.00	$1,015.19	1.97%	$9.95
Class I
Actual	$1,000.00	$1,009.10	1.72%	$8.66
Hypothetical (5% return before expenses)	$1,000.00	$1,016.44	1.72%	$8.69
Class C
Actual	$1,000.00	$1,004.00	2.72%	$13.66
Hypothetical (5% return before expenses)	$1,000.00	$1,011.43	2.72%	$13.72
Class A
Actual	$1,000.00	$1,007.00	1.97%	$9.91
Hypothetical (5% return before expenses)	$1,000.00	$1,015.19	1.97%	$9.95

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

	Beginning Account Value 06/01/2016	Ending Account Value 11/30/2016	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Event-Driven Fund
Class R
Actual	$1,000.00	$1,012.20	2.34%	$11.80
Hypothetical (5% return before expenses)	$1,000.00	$1,013.34	2.34%	$11.81
Class I
Actual	$1,000.00	$1,013.30	2.09%	$10.55
Hypothetical (5% return before expenses)	$1,000.00	$1,014.59	2.09%	$10.56
Class C
Actual	$1,000.00	$1,007.90	3.09%	$15.55
Hypothetical (5% return before expenses)	$1,000.00	$1,009.58	3.09%	$15.57
Class A
Actual	$1,000.00	$1,012.20	2.34%	$11.80
Hypothetical (5% return before expenses)	$1,000.00	$1,013.34	2.34%	$11.81

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

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The Arbitrage Funds  Disclosure of Fund Expenses (continued)

November 30, 2016 (Unaudited)

	Beginning Account Value 06/01/2016	Ending Account Value 11/30/2016	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Credit Opportunities Fund
Class R
Actual	$1,000.00	$1,021.30	1.63%	$8.26
Hypothetical (5% return before expenses)	$1,000.00	$1,016.90	1.63%	$8.24
Class I
Actual	$1,000.00	$1,022.60	1.38%	$7.00
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	1.38%	$6.98
Class C
Actual	$1,000.00	$1,017.60	2.38%	$12.04
Hypothetical (5% return before expenses)	$1,000.00	$1,013.14	2.38%	$12.01
Class A
Actual	$1,000.00	$1,021.40	1.63%	$8.26
Hypothetical (5% return before expenses)	$1,000.00	$1,016.90	1.63%	$8.24

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

	Beginning Account Value 06/01/2016	Ending Account Value 11/30/2016	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Tactical Equity Fund
Class R
Actual	$1,000.00	$1,007.50	2.56%	$12.88
Hypothetical (5% return before expenses)	$1,000.00	$1,012.23	2.56%	$12.91
Class I
Actual	$1,000.00	$1,007.50	2.31%	$11.63
Hypothetical (5% return before expenses)	$1,000.00	$1,013.49	2.31%	$11.66
Class C
Actual	$1,000.00	$1,007.50	3.31%	$16.66
Hypothetical (5% return before expenses)	$1,000.00	$1,008.47	3.31%	$16.67
Class A
Actual	$1,000.00	$1,007.50	2.58%	$12.98
Hypothetical (5% return before expenses)	$1,000.00	$1,012.13	2.58%	$13.01

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

Semi-Annual Report | November 30, 2016

The Arbitrage Funds  Additional Information

November 30, 2016 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies will be available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete listing of their portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

www.arbitragefunds.com | 1-800-295-4485

This Page Intentionally Left Blank

The Arbitrage Fund

The Arbitrage Event-Driven Fund

The Arbitrage Credit Opportunities Fund

The Arbitrage Tactical Equity Fund

800-295-4485

www.arbitragefunds.com

Adviser

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent

DST Systems, Inc.

P.O. Box 219842

Kansas City, MO 64121-9842

Custodian

State Street Bank & Trust

225 Liberty Street

New York, NY 10281

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Item 2.   Code of Ethics.

Not applicable to semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End  Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.   Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Exhibits.

(a)(1)            Not applicable to semi-annual report.

(a)(2)            A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(3)            Not applicable.

(b)                           The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 3, 2017

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer (Principal Financial Officer)

Date:	February 3, 2017